PROSPECTUS

MARCH 1, 2005 (AS REVISED OCTOBER 27, 2005)

HARBOR FUND

The Securities and Exchange Commission has not approved any fund’s shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Overview of Funds

The Funds’ Investment Styles

Each Harbor fund has its own investment style. A portfolio of equity securities provides a certain style based on the stocks’ growth or value characteristics and their market capitalizations. A portfolio of fixed income securities provides a certain style based on quality and duration. These maps show you each Harbor fund’s principal investment style.

Domestic Equity	International Equity	Fixed Income

Legend:
HCAF     Harbor Capital Appreciation Fund
HMCGF  Harbor Mid Cap Growth Fund
HSCGF   Harbor Small Cap Growth Fund
HLCVF   Harbor Large Cap Value Fund
HMCVF  Harbor Mid Cap Value Fund
HSCVF Harbor Small Cap Value Fund	HIF Harbor International Fund HIGF Harbor International Growth Fund	HHYBF Harbor High-Yield Bond Fund HBF Harbor Bond Fund HSDF Harbor Short Duration Fund HMMF Harbor Money Market Fund

Who May Want to Invest in the Harbor Funds

The Harbor equity funds may be an appropriate investment for investors:

-	With a long-term time horizon and no need for current income.
-	Willing to tolerate more risk than fixed income investments.
-	Willing to assume the risk of changes in the value of common stocks and, in the case of the international equity funds, the risks of investing in foreign markets.

The Harbor fixed income funds may be an appropriate investment for investors:

-	Looking to allocate a portion of their assets to fixed income securities.
-	Looking for an investment with a lower risk than equity funds (except Harbor High-Yield Bond Fund which may involve risks similar to equity funds).
-	Seeking current income.
-	Willing to assume the risk of changing interest rates and other factors, such as duration, credit quality and prepayment risk, that affect the value of bonds.

What is the Role of Harbor Capital Advisors

Harbor Capital Advisors, Inc., a registered investment adviser, is the sponsor of the Harbor family of no-load mutual funds, each with different risk and potential return characteristics. A subsidiary of Robeco Groep N.V., Harbor Capital Advisors selects and oversees subadvisers who are responsible for managing the assets of each fund.

You Should Know

An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Harbor Fund’s trustees may change a fund’s investment goal without shareholder approval. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new or amended subadvisory agreement.

Risk/Return Summary — Domestic Equity
HARBOR CAPITAL APPRECIATION FUND

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL STYLE CHARACTERISTICS

Mid to large cap growth stocks with more volatility than the market.

SUBADVISER

Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017
Spiros Segalas
Portfolio Manager

Sig Segalas has managed the fund since 1990.

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common and preferred stocks, of U.S. companies with market capitalizations of at least $1 billion and above average prospects for growth.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom-up approach, researching and evaluating individual companies, to manage the fund’s portfolio. This research includes visits to companies and discussions with company management.

In selecting stocks for the fund’s portfolio, the subadviser looks for companies with the following financial characteristics:

-	Superior absolute and relative earnings growth
-	Superior sales growth, improving sales momentum and high levels of unit growth
-	High or improving profitability
-	Strong balance sheets

In addition, the subadviser looks for companies that have actually achieved or exceeded expected earnings results and are attractively valued relative to their growth prospects.

The subadviser focuses on stocks of companies that have distinct attributes such as:

-	Strong market position with a defensible franchise

-	Unique marketing competence

-	Strong research and development leading to superior new product flow

-	Capable and disciplined management

The subadviser prefers companies that are in the early stages of demonstrating the above financial and other characteristics.

Stocks of mid and large cap companies in the fund’s portfolio are expected to maintain or achieve above average earnings growth. The fund may invest up to 20% of its assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

FUND PERFORMANCE

(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s institutional class shares from year-to-year for the past ten years.

FUND’S BEST AND WORST CALENDAR QUARTERS

(for the past 10 years)

	Total Return	Quarter/Year

Best	30.01%	4th/1998

Worst	-19.53%	3rd/2001

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2004)

The table shows how the fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund’s past performance before and after taxes is not necessarily an indication of how the fund will perform in the future.

	One	Five	Ten
	Year	Years	Years

Capital Appreciation Fund
Institutional Class
Return Before Taxes	9.34%	-7.57%	11.32%
Return After Taxes on Distributions	9.28%	-8.18%	10.03%
Return After Taxes on Distributions and Sale of Fund Shares	6.16%	-6.36%	9.69%
Retirement Class[1]
Return Before Taxes	9.08%	-7.75%	11.07%
Investor Class[1]
Return Before Taxes	8.92%	-7.96%	10.85%

Comparative Indices
Russell 1000® Growth	6.30%	-9.29%	9.59%
(reflects no deduction for fees, expenses or taxes)
S&P 500	10.88%	-2.30%	12.07%
(reflects no deduction for fees, expenses or taxes)

[1]	Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

Risk/Return Summary — Domestic Equity
HARBOR CAPITAL APPRECIATION FUND

INSTITUTIONAL CLASS

Fund#: 012

Cusip: 411511504
Ticker: HACAX
Inception Date: 12-29-1987

RETIREMENT CLASS

Fund#: 212
Cusip: 411511827
Ticker: HRCAX
Inception Date: 11-01-2002

INVESTOR CLASS

Fund#: 412
Cusip: 411511819
Ticker: HCAIX
Inception Date: 11-01-2002

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:

-	A drop in U.S. or foreign stock markets.
-	The market favors small cap stocks over medium and large cap stocks, or value over growth stocks.
-	An adverse event, such as an unfavorable earnings report, depresses the value of a particular company’s stock.
-	The subadviser’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks prove to be incorrect.
-	Prices of the fund’s foreign securities go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. These risks are more severe for issuers in emerging market countries.

The fund’s performance may be more volatile because it may invest in mid cap stocks. Mid cap companies may have more limited product lines, markets and financial resources than larger cap companies. They may also have shorter operating histories and more volatile businesses. Mid cap stocks tend to trade in a wider price range than large cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional	Retirement	Investor
	Class	Class	Class

Shareholder fees	None	None	None
(fees paid directly from your investment)

Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.60%	0.60%	0.60%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	0.08%	0.08%	0.26%

Total annual fund operating expenses[1]	0.68%	0.93%	1.11%

[1]	Because the adviser voluntarily agreed to reduce the fund’s operating expenses the fund’s actual expenses for the fiscal year ended October 31, 2004 were:

	Institutional	Retirement	Investor
	Class	Class	Class

Management fees	0.60%	0.60%	0.60%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	0.07%	0.07%	0.25%

Total annual fund operating expenses	0.67%	0.92%	1.10%
EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:

-	You invest $10,000 in the fund for the time periods indicated;
-	You redeem at the end of each period;
-	Your investment has a 5% return each year; and
-	The fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years

Institutional Class	$69	$218	$379	$847

Retirement Class	$95	$296	$515	$1,143

Investor Class	$113	$353	$612	$1,352

Risk/Return Summary — Domestic Equity
HARBOR MID CAP GROWTH FUND

INVESTMENT GOAL
Long-term growth of capital.

PRINCIPAL STYLE CHARACTERISTICS

Mid cap companies with significant capital appreciation potential.

SUBADVISER

Wellington Management
  Company, LLP
75 State Street
Boston, MA 02109
Michael T. Carmen, CFA
Portfolio Manager

Michael T. Carmen has managed the Fund since September 20, 2005.

PRINCIPAL STRATEGIES AND INVESTMENTS

The Fund invests primarily in equity securities, principally common and preferred stocks of companies with market capitalizations that fall within the range of the Russell Midcap® Growth Index (“mid cap companies”). As of June 30, 2005, the range of the Index was $1.074 billion to $13.844 billion.

In general, the Fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach, employing fundamental analysis to identify individual companies for potential investment in the Fund’s portfolio.

In analyzing companies for investment, the subadviser looks for, among other things:

-	Strong earnings growth
-	Improving operating trends
-	Competitive advantages such as a superior management team
-	Attractive relative value within the context of a security’s primary trading market

Under normal circumstances, the Fund intends to invest substantially all, but must invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies. The Fund’s 80% investment policy may not be changed unless the Fund provides 60 days advance notice to its shareholders. The Fund may invest up to 15% of its assets in foreign securities.

FUND PERFORMANCE

(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s institutional class shares from year-to-year since its founding.

FUND’S BEST AND WORST CALENDAR QUARTERS
(since inception)

	Total Return	Quarter/Year

Best	30.25%	4th/2001

Worst	-34.77%	3rd/2001

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2004)

The table shows how the fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund’s past performance before and after taxes is not necessarily an indication of how the fund will perform in the future.

	One	Five	Life
	Year	Years	of Fund

Mid Cap Growth Fund
Institutional Class
Return Before Taxes	8.66%	N/A	-9.33%
Return After Taxes on Distributions	8.66%	N/A	-9.33%
Return After Taxes on Distributions and Sale of Fund Shares	5.63%	N/A	-7.73%
Retirement Class[1]
Return Before Taxes	8.66%	N/A	-9.41%
Investor Class[1]
Return Before Taxes	8.50%	N/A	-9.45%

Comparative Index
Russell Midcap® Growth	15.48%	-3.36	-5.58%
(reflects no deduction for fees, expenses or taxes)

[1]	Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

Risk/Return Summary — Domestic Equity
HARBOR MID CAP GROWTH FUND

INSTITUTIONAL CLASS

Fund#: 019

Cusip: 411511876
Ticker: HAMGX
Inception Date: 11-01-2000

RETIREMENT CLASS

Fund#: 219
Cusip: 411511793
Ticker: HRMGX
Inception Date: 11-01-2002

INVESTOR CLASS

Fund#: 419
Cusip: 411511785
Ticker: HIMGX
Inception Date: 11-01-2002

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments if any of the following occurs:

-	A drop in the stock market.
-	The market favors value stocks over growth stocks or small or large cap stocks over mid cap stocks.
-	An adverse event, such as an unfavorable earnings report, depresses the value of a particular company’s stock.
-	The subadviser’s judgment about the attractiveness, value and potential appreciation of particular companies’ stocks prove to be incorrect.

Because the Fund invests primarily in stocks of mid cap companies, the Fund’s performance may be more volatile than a fund which invests primarily in stocks of large cap companies. Mid cap companies may have more limited product lines, markets and financial resources than large cap companies. They may also have shorter operating histories and more volatile businesses. Mid cap stocks tend to trade in a wider price range than large cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional	Retirement	Investor
	Class	Class	Class

Shareholder fees	None	None	None
(fees paid directly from your investment)

Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	0.37%	0.31%	0.56%

Total annual fund operating expenses[1]	1.12%	1.31%	1.56%

1The adviser has voluntarily agreed to limit the fund’s operating expenses for the fiscal year ending October 31, 2005, and the fund’s actual expenses are expected to be:

	Institutional	Retirement	Investor
	Class	Class	Class

Management fees	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	0.25%	0.25%	0.43%

Total annual fund operating expenses	0.95%	1.20%	1.38%

This agreement is temporary and may be terminated at any time, although the adviser has no present intention to do so.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example is based on the gross expenses and assumes that:

-	You invest $10,000 in the fund for the time periods indicated;
-	You redeem at the end of each period;
-	Your investment has a 5% return each year; and
-	The fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years

Institutional Class	$114	$356	$617	$1,363

Retirement Class	$133	$415	$718	$1,579

Investor Class	$159	$493	$850	$1,856

Risk/Return Summary — Domestic Equity
HARBOR SMALL CAP GROWTH FUND

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL STYLE CHARACTERISTICS

Small cap growth stocks demonstrating consistent or accelerating earnings growth.

SUBADVISER

Westfield Capital
Management Company LLC
One Financial Center
23rd Floor
Boston, MA 02111
William Muggia
Portfolio Manager

William Muggia has managed the fund since November 2000.

Harbor Small Cap Growth Fund is closed to new investors.

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common and preferred stocks, of companies with market capitalizations that fall within the range of the Russell 2000® Index. As of December 31, 2004, the range of the Index was $59 million to $3.6 billion, but it is expected to change frequently.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom-up approach by, first, identifying companies that meet strict fundamental criteria and then performing a qualitative review on each identified company to select those companies for investment in the fund’s portfolio. This means that individual stock selections primarily determine the fund’s sector weightings. The subadviser’s research also includes initial personal interviews and continuing contacts with company management.

In selecting stocks for the fund’s portfolio, the subadviser looks for companies with the following characteristics:

-	Accelerating earnings momentum
-	Strong earnings growth
-	Strong balance sheet
-	Attractive valuation as measured by price/earnings to growth ratio

In addition, the subadviser prefers companies with the following qualitative characteristics:

-	Superior company management
-	Significant insider ownership
-	Unique market position and broad market opportunities
-	Solid financial controls and accounting

Under normal circumstances, the fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities. The fund’s 80% investment policy may not be changed unless the fund provides 60 days advance notice to its shareholders. The fund expects to invest in about 50 companies.

FUND PERFORMANCE

(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s institutional class shares from year-to-year since its founding.

FUND’S BEST AND WORST CALENDAR QUARTERS
(since inception)

	Total Return	Quarter/Year

Best	21.54%	2nd/2003

Worst	-18.40%	3rd/2002

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2004)

The table shows how the fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund’s past performance before and after taxes is not necessarily an indication of how the fund will perform in the future.

	One	Five	Life
	Year	Years	of Fund

Small Cap Growth Fund
Institutional Class
Return Before Taxes	11.15%	N/A	7.92%
Return After Taxes on Distributions	10.16%	N/A	7.69%
Return After Taxes on Distributions and Sale of Fund Shares	8.57%	N/A	6.85%
Retirement Class[1]
Return Before Taxes	10.84%	N/A	7.72%
Investor Class[1]
Return Before Taxes	10.70%	N/A	7.63%

Comparative Index
Russell 2000® Growth	14.31%	-3.57	-1.64%
(reflects no deduction for fees, expenses or taxes)

[1]	Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

Risk/Return Summary — Domestic Equity
HARBOR SMALL CAP GROWTH FUND

INSTITUTIONAL CLASS

Fund#: 010

Cusip: 411511868
Ticker: HASGX
Inception Date: 11-01-2000

RETIREMENT CLASS

Fund#: 210
Cusip: 411511769
Ticker: HRSGX
Inception Date: 11-01-2002

INVESTOR CLASS

Fund#: 410
Cusip: 411511777
Ticker: HISGX
Inception Date: 11-01-2002

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:

-	A drop in the stock market.
-	The market favors value stocks over growth stocks or mid to large cap stocks over small cap stocks.
-	An adverse event, such as an unfavorable earnings report, depresses the value of a particular company’s stock.
-	The subadviser’s judgment about the attractiveness, value and potential appreciation of particular companies’ stocks prove to be incorrect.

The fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They may also have shorter operating histories and more volatile businesses. Small cap stocks tend to trade in a wider price range than larger cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

Because the fund typically invests in about 50 companies, an adverse event affecting a particular company may hurt the fund’s performance more than if it had invested in a larger number of companies.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional	Retirement	Investor
	Class	Class	Class

Shareholder fees	None	None	None
(fees paid directly from your investment)

Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	0.10%	0.09%	0.27%

Total annual fund operating expenses[1]	0.85%	1.09%	1.27%

[1]	Because the adviser voluntarily agreed to reduce the fund’s operating expenses the fund’s actual expenses for the fiscal year ended October 31, 2004 were:

	Institutional	Retirement	Investor
	Class	Class	Class

Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	0.08%	0.08%	0.25%

Total annual fund operating expenses	0.83%	1.08%	1.25%
EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example is based on the gross expenses and assumes that:

-	You invest $10,000 in the fund for the time periods indicated;
-	You redeem at the end of each period;
-	Your investment has a 5% return each year; and
-	The fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years

Institutional Class	$87	$271	$471	$1,049

Retirement Class	$111	$347	$601	$1,329

Investor Class	$129	$403	$697	$1,534

Risk/Return Summary — Domestic Equity
HARBOR LARGE CAP VALUE FUND

INVESTMENT GOAL
Long-term total return.

PRINCIPAL STYLE CHARACTERISTICS

Large cap value stocks.

SUBADVISER

Armstrong Shaw Associates Inc.
45 Grove Street
New Canaan, CT 06840
Jeffrey Shaw
Portfolio Manager

Jeffrey Shaw has managed the fund since September 20, 2001.

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common and preferred stocks, of U.S. companies with market capitalizations that fall within the range of the Russell 1000® Value Index. As of December 31, 2004, the range of the Index was $495 million to $385.2 billion, but it is expected to change frequently.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom-up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the fund’s portfolio. The subadviser’s research also includes continuing contacts with company management.

In selecting stocks for the fund’s portfolio, the subadviser looks for companies with the following characteristics:

-	Higher earnings per share growth
-	High return on equity
-	Relative price earnings multiple less than the S&P 500 index
-	Selling at a substantial discount to its intrinsic value

In addition, the subadviser prefers companies with the following qualitative characteristics:

-	Dominant brand names
-	Low cost provider or niche player
-	Strong management with a successful track record

Under normal circumstances, the fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of large cap equity securities. The fund’s 80% investment policy may not be changed unless the fund provides 60 days advance notice to its shareholders. The fund expects to invest in approximately 25 to 40 companies. The subadviser intends to limit the fund’s investments in any one sector as a percentage of the Fund’s assets to the greater of 15% or two times the Russell 1000® Value index’s sector weightings.

FUND PERFORMANCE

(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s institutional class shares from year-to-year for the past ten years.

FUND’S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

	Total Return	Quarter/Year

Best	15.81%	2nd/2003

Worst	-19.06%	3rd/2002

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2004)

The table shows how the fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund’s past performance before and after taxes is not necessarily an indication of how the fund will perform in the future.

	One	Five	Ten
	Year	Years	Years

Large Cap Value Fund
Institutional Class
Return Before Taxes	14.77%	5.36%	12.28%
Return After Taxes on Distributions	14.61%	4.83%	9.10%
Return After Taxes on Distributions and Sale of Fund Shares	9.79%	4.29%	8.75%
Retirement Class[1]
Return Before Taxes	14.63%	5.18%	12.04%
Investor Class[1]
Return Before Taxes	14.29%	4.92%	11.80%

Comparative Index
Russell 1000® Value	16.49%	5.27%	13.82%
(reflects no deduction for fees, expenses or taxes)

[1]	Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

Risk/Return Summary — Domestic Equity
HARBOR LARGE CAP VALUE FUND

INSTITUTIONAL CLASS

Fund#: 013

Cusip: 411511603
Ticker: HAVLX
Inception Date: 12-29-1987

RETIREMENT CLASS

Fund#: 213
Cusip: 411511751
Ticker: HRLVX
Inception Date: 11-01-2002

INVESTOR CLASS

Fund#: 413
Cusip: 411511744
Ticker: HILVX
Inception Date: 11-01-2002

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:

-	A drop in the stock market.
-	The market favors small or mid cap stocks over large cap stocks, or growth over value stocks.
-	An adverse event, such as an unfavorable earnings report, depresses the value of a particular company’s stock.
-	The subadviser’s judgment about the attractiveness, value and potential appreciation of particular companies’ stocks prove to be incorrect.

Because the fund typically invests in about 25 to 40 companies, an adverse event affecting a particular company may hurt the fund’s performance more than if it had invested in a larger number of companies.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional	Retirement	Investor
	Class	Class	Class

Shareholder fees	None	None	None
(fees paid directly from your investment)

Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.60%	0.60%	0.60%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	0.10%	0.10%	0.28%

Total annual fund operating expenses[1]	0.70%	0.95%	1.13%

[1]	Because the adviser voluntarily agreed to reduce the fund’s operating expenses, the fund’s actual expenses for the fiscal year ended October 31, 2004 were:

	Institutional	Retirement	Investor
	Class	Class	Class

Management fees	0.60%	0.60%	0.60%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	0.08%	0.07%	0.25%

Total annual fund operating expenses	0.68%	0.92%	1.10%
EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:

-	You invest $10,000 in the fund for the time periods indicated;
-	You redeem at the end of each period;
-	Your investment has a 5% return each year; and
-	The fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years

Institutional Class	$72	$224	$390	$871

Retirement Class	$97	$303	$525	$1,166

Investor Class	$115	$359	$622	$1,375

Risk/Return Summary — Domestic Equity
HARBOR MID CAP VALUE FUND

INVESTMENT GOAL
Long-term total return.

PRINCIPAL STYLE CHARACTERISTICS

Mid cap value stocks of companies with inexpensive fundamentals and recent momentum, relative to their peers.

SUBADVISER

LSV Asset Management
1 North Wacker Drive
Chicago, IL 60606

Josef Lakonishok, Ph.D.
Portfolio Manager
Robert Vishny, Ph.D.
Portfolio Manager
Menno Vermeulen, CFA
Portfolio Manager

The team of Josef Lakonishok, Robert Vishny and Menno Vermeulen commenced managing the fund on September 30, 2004.

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common stocks, of mid cap companies which, in the subadviser’s opinion, are out-of-favor (undervalued) in the market place at the time of purchase and have potential for appreciation. We define mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Index; provided, however, that companies with a market capitalization of up to $15 billion are always considered mid cap companies. As of December 31, 2004, the range of the Index was $631 million to $33.8 billion, but it is expected to change frequently.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser’s active investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the fund in a bottom-up, contrarian value approach. The primary components of the quantitative models are:

-	indicators of fundamental undervaluation, such as low price-to-cash flow ratio or low price-to-earnings ratio,
-	indicators of past negative market sentiment, such as poor past stock price performance,
-	indicators of recent momentum, such as high recent stock price performance, and
-	control of incremental risk relative to the benchmark index.

All such indicators are measured relative to the overall universe of mid cap companies.

The fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies. The fund’s 80% investment policy may not be changed unless the fund provides 60 days advance notice to its shareholders.

FUND PERFORMANCE

(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s institutional class shares from year-to-year since its founding.

FUND’S BEST AND WORST CALENDAR QUARTERS
(since inception)

	Total Return	Quarter/Year

Best	15.30%	2nd/2003
Worst	-20.28%	3rd/2002

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2004)

The table shows how the fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund’s past performance before and after taxes is not necessarily an indication of how the fund will perform in the future.

	One	Five	Life
	Year	Years	of Fund

Mid Cap Value Fund
Institutional Class
Return Before Taxes	15.45%	N/A	7.34%
Return After Taxes on Distributions	14.02%	N/A	6.87%
Return After Taxes on Distributions and Sale of Fund Shares	11.94%	N/A	6.30%
Retirement Class[1]
Return Before Taxes	15.41%	N/A	7.28%
Investor Class[1]
Return Before Taxes	15.37%	N/A	7.23%

Comparative Index
Russell Midcap® Value	23.71%	13.48%	15.48%
(reflects no deduction for fees, expenses or taxes)

[1]	Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

Risk/Return Summary — Domestic Equity
HARBOR MID CAP VALUE FUND

INSTITUTIONAL CLASS

Fund#: 023

Cusip: 411511835
Ticker: HAMVX
Inception Date: 03-01-2002

RETIREMENT CLASS

Fund#: 223
Cusip: 411511728
Ticker: HRMVX
Inception Date: 11-01-2002

INVESTOR CLASS

Fund#: 423
Cusip: 411511736
Ticker: HIMVX
Inception Date: 11-01-2002

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:

-	A drop in the stock market.
-	The market favors small or large cap stocks over mid cap stocks, or growth over value stocks.
-	An adverse event, such as an unfavorable earnings report, depresses the value of a particular company’s stock.
-	The subadviser’s judgment about the attractiveness, value and potential appreciation of particular companies’ stocks prove to be incorrect.

Because the fund invests primarily in stocks of mid cap companies, the fund’s performance may be more volatile than a fund which invests primarily in stocks of large cap companies. Mid cap companies may have more limited product lines, markets and financial resources than large cap companies. They may also have shorter operating histories and more volatile businesses. Mid cap stocks tend to trade in a wider price range than larger cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional	Retirement	Investor
	Class	Class*	Class

Shareholder fees	None	None	None
(fees paid directly from your investment)

Annual fund operating expenses
(expenses that are deducted from fund assets)

Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	1.35%	1.35%	1.92%

Total annual fund operating expenses[1]	2.10%	2.35%	2.92%

*	Because the assets in this class were too small to incur any income or expense, the fees and expenses are based upon the institutional class, adjusted to reflect the additional distribution and service (12b-1) fees.

[1]	The adviser has voluntarily agreed to limit the fund’s operating expenses for the fiscal year ending October 31, 2005, and the fund’s actual expenses are expected to be:

	Institutional	Retirement	Investor
	Class	Class*	Class

Management fees	0.63%	0.63%	0.63%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	0.32%	0.32%	0.50%

Total annual fund operating expenses	0.95%	1.20%	1.38%

This agreement is temporary and may be terminated at any time, although the adviser has no present intention to do so.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example is based on the gross expenses and assumes that:

-	You invest $10,000 in the fund for the time periods indicated;
-	You redeem at the end of each period;
-	Your investment has a 5% return each year; and
-	The fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years

Institutional Class	$213	$658	$1,129	$2,431

Retirement Class	$238	$733	$1,255	$2,686

Investor Class	$295	$904	$1,538	$3,242

Risk/Return Summary — Domestic Equity
HARBOR SMALL CAP VALUE FUND

INVESTMENT GOAL
Long-term total return.

PRINCIPAL STYLE CHARACTERISTICS

Small cap value stocks.

SUBADVISER

EARNEST Partners LLC
75 Fourteenth Street
Suite 2300
Atlanta, GA 30309
Paul Viera
Portfolio Manager

Paul Viera has managed the fund since its inception in 2001.

Effective June 30, 2005 Harbor Small Cap Value Fund is closed to new investors.

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common and preferred stocks, of companies with market capitalizations that fall within the range of the Russell 2000® Index. As of December 31, 2004, the range of the Index was $59 million to $3.6 billion, but it is expected to change frequently.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser employs a value based investment style by seeking to identify companies with stocks trading at prices below what the subadviser believes are their intrinsic values. The subadviser uses a bottom-up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the fund’s portfolio. The subadviser utilizes relationships with key analysts and industry experts to obtain unbiased and unique research perspectives. The subadviser uses a statistical approach designed to measure and control the prospect of substantially underperforming the benchmark to seek to limit company specific risk in the fund’s portfolio.

Under normal circumstances, the fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of small cap companies. The fund’s 80% investment policy may not be changed unless the fund provides 60 days advance notice to its shareholders. The fund expects to invest in approximately 60 companies. The fund’s sector weightings are a result of, and secondary to, individual stock selections.

FUND PERFORMANCE

(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s institutional class shares from year-to-year since its founding.

FUND’S BEST AND WORST CALENDAR QUARTERS

(since inception)

	Total Return	Quarter/Year

Best	19.75%	2nd/2003

Worst	-12.06%	3rd/2002

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2004)

The table shows how the fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund’s past performance before and after taxes is not necessarily an indication of how the fund will perform in the future.

	One	Five	Life
	Year	Years	of Fund

Small Cap Value Fund
Institutional Class
Return Before Taxes	23.58%	N/A	22.06%
Return After Taxes on Distributions	23.49%	N/A	22.03%
Return After Taxes on Distributions and Sale of Fund Shares	15.45%	N/A	19.26%
Retirement Class[1]
Return Before Taxes	23.58%	N/A	21.98%
Investor Class[1]
Return Before Taxes	22.99%	N/A	21.77%

Comparative Index
Russell 2000® Value	22.25%	17.23%	18.28%
(reflects no deduction for fees, expenses or taxes)

[1]	Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

Risk/Return Summary — Domestic Equity
HARBOR SMALL CAP VALUE FUND

INSTITUTIONAL CLASS

Fund#: 022

Cusip: 411511843
Ticker: HASCX
Inception Date: 12-14-2001

RETIREMENT CLASS

Fund#: 222
Cusip: 411511710
Ticker: HSVRX
Inception Date: 11-01-2002

INVESTOR CLASS

Fund#: 422
Cusip: 411511694
Ticker: HISVX
Inception Date: 11-01-2002

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:

-	A drop in the stock market.
-	The market favors mid or large cap stocks over small cap stocks, or growth over value stocks.
-	An adverse event, such as an unfavorable earnings report, depresses the value of a particular company’s stock.
-	The subadviser’s judgment about the attractiveness, value and potential appreciation of particular companies’ stocks prove to be incorrect.

The fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They may also have shorter operating histories and more volatile businesses. Small cap stocks tend to trade in a wider price range than larger cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

Because the fund typically invests in approximately 60 companies, an adverse event affecting a particular company may hurt the fund’s performance more than if it had invested in a larger number of companies.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional	Retirement		Investor
	Class	Class		Class

Shareholder fees	None	None		None
(fees paid directly from your investment)

Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.75%	0.75%		0.75%
Distribution and service (12b-1) fees	None	0.25%		0.25%
Other expenses	0.10%	0.10%	*	0.26%

Total annual fund operating expenses[1]	0.85%	1.10%		1.26%

*	Other expenses for the Retirement Class have been restated to reflect current expenses.
EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example is based on the gross expenses and assumes that:

-	You invest $10,000 in the fund for the time periods indicated;
-	You redeem at the end of each period;
-	Your investment has a 5% return each year; and
-	The fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years

Institutional Class	$87	$271	$471	$1,049

Retirement Class	$112	$350	$606	$1,340

Investor Class	$128	$400	$692	$1,523

Risk/Return Summary —
International Equity
HARBOR INTERNATIONAL FUND

INVESTMENT GOAL
Long-term total return, principally from growth of capital.

PRINCIPAL STYLE CHARACTERISTICS

International large cap value oriented stocks.

SUBADVISER

Northern Cross
Investments Limited
Clarendon House
2 Church Street
Hamilton, Bermuda HMDX
Hakan Castegren
Portfolio Manager

Hakan Castegren has managed the fund’s portfolio since its inception in 1987.

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common and preferred stocks of foreign companies, including those located in emerging market countries. Companies in the fund’s portfolio generally have market capitalizations in excess of $1 billion.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses an analysis of economic and market data, as well as its knowledge of each country’s culture, to determine country and industry allocations. Before selecting a country for investment, the subadviser analyzes the stability of a country’s currency and its political, social and economic culture.

Subject to these allocations, the subadviser uses a value oriented, bottom-up approach, researching and evaluating individual companies, to select stocks for the fund’s portfolio. This research includes visiting companies around the world and meeting with company management. The subadviser has contact with a worldwide network of senior brokers and analysts.

In selecting stocks for the fund’s portfolio, the subadviser also looks for companies with the following characteristics:

-	Businesses that the subadviser believes offer value
-	Low price/earnings multiples relative to other stocks in each country/industry
-	Above average, long-term earnings expectation not reflected in the price

The subadviser chooses approximately 70-90 stocks for the portfolio from a select universe of stocks.

Under normal circumstances, the fund will invest in a number of countries throughout the world.

The fund focuses on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economies and political regimes appear more stable and are believed to provide some protection to foreign shareholders.

FUND PERFORMANCE

(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s institutional class shares from year-to-year for the past ten years.

FUND’S BEST AND WORST CALENDAR QUARTERS

(for the past 10 years)

	Total Return	Quarter/Year

Best	20.74%	2nd/2003

Worst	-21.25%	3rd/2002

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2004)

The table shows how the fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of international common stock prices. The fund’s past performance does not necessarily indicate how the fund will perform in the future. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund’s past performance before and after taxes is not necessarily an indication of how the fund will perform in the future.

	One	Five	Ten
	Year	Years	Years

International Fund
Institutional Class
Return Before Taxes	17.97%	5.36%	11.07%
Return After Taxes on Distributions	17.86%	4.35%	9.90%
Return After Taxes on Distributions and Sale of Fund Shares	12.24%	4.18%	9.31%
Retirement Class[1]
Return Before Taxes	17.72%	5.11%	10.80%
Investor Class[1]
Return Before Taxes	17.49%	4.92%	10.60%

Comparative Index
MSCI EAFE®[2]	20.25%	-1.13%	5.62%
(reflects no deduction for fees, expenses or taxes)

[1]	Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

[2]	Morgan Stanley Capital International Europe, Australasia, Far East

Risk/Return Summary — International Equity
HARBOR INTERNATIONAL FUND

INSTITUTIONAL CLASS

Fund#: 011

Cusip: 411511306
Ticker: HAINX
Inception Date: 12-29-1987

RETIREMENT CLASS

Fund#: 211
Cusip: 411511652
Ticker: HRINX
Inception Date: 11-01-2002

INVESTOR CLASS

Fund#: 411
Cusip: 411511645
Ticker: HIINX
Inception Date: 11-01-2002

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:

-	A drop in foreign stock markets.
-	The market favors growth stocks over value stocks.
-	An adverse event, such as an unfavorable earnings report, depresses the value of a particular company’s stock.
-	The subadviser’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks prove to be incorrect.

The fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the fund’s share price will fluctuate more than if the fund invested in domestic issuers. Prices of foreign securities may go down if any of the following occurs:

-	Unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies.
-	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.
-	Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

These risks are more severe for securities of issuers in emerging market regions such as Eastern Europe, Latin America and the Pacific Basin.

Foreign brokerage and custodian fees may be higher than in the U.S.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional	Retirement	Investor
	Class	Class	Class

Shareholder fees	None	None	None
(fees paid directly from your investment)
Redemption fee[1]	2.00%	2.00%	2.00%

Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	0.12%	0.12%	0.30%

Total annual fund operating expenses[2]	0.87%	1.12%	1.30%

[1]	The 2% fee applies to shares redeemed (by selling, by exchanging to another fund, or by application of the accounts with small balances exchange policy) less than 60 days after purchase. The fee is withheld from redemption proceeds and retained by the fund. Shares held for 60 days or more are not subject to the 2% fee.

[2]	Because the adviser voluntarily agreed to reduce the fund’s operating expenses, the fund’s actual expenses for the fiscal year ended October 31, 2004 were:

	Institutional	Retirement	Investor
	Class	Class	Class

Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	0.11%	0.11%	0.29%

Total annual fund operating expenses	0.86%	1.11%	1.29%
EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example is based on the gross expenses and assumes that:

-	You invest $10,000 in the fund for the time periods indicated;
-	You redeem at the end of each period;
-	Your investment has a 5% return each year; and
-	The fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years

Institutional Class	$89	$278	$482	$1,073

Retirement Class	$114	$356	$617	$1,363

Investor Class	$132	$412	$713	$1,568

Risk/Return Summary — International Equity
HARBOR INTERNATIONAL GROWTH FUND

INVESTMENT GOAL
Long-term growth of capital.

PRINCIPAL STYLE CHARACTERISTICS

Foreign companies selected for long-term growth potential.

SUBADVISER

Marsico Capital
Management, LLC
1200 17th Street
Suite 1600
Denver, CO 80202
James Gendelman, CPA
Portfolio Manager

James Gendelman has managed the fund since March 1, 2004.

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The fund may invest in companies of any size throughout the world. The fund normally invests in issuers from at least three different countries not including the United States and maintains a core position of between 35 and 50 common stocks. From time to time, the fund may invest in common stocks of companies operating in emerging markets. Emerging market exposure is limited to 35% of the fund’s total assets, determined at the time of purchase.

In selecting investments for the fund, the subadviser uses an approach that combines top-down economic analysis with bottom-up stock selection.

The top-down approach takes into consideration such macro-economic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the top-down analysis, the subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the subadviser has observed.

The subadviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the subadviser may focus on any number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; apparent commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This is called bottom-up stock selection.

FUND PERFORMANCE

(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s institutional class shares from year-to-year for the past ten years.

FUND’S BEST AND WORST CALENDAR QUARTERS

(for the past 10 years)

	Total Return	Quarter/Year

Best	25.74%	4th/1999

Worst	-25.54%	1st/2001

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2004)

The table shows how the fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of international common stock prices. The fund’s past performance does not necessarily indicate how the fund will perform in the future. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund’s past performance before and after taxes is not necessarily an indication of how the fund will perform in the future.

	One	Five	Ten
	Year	Years	Years

International Growth Fund
Institutional Class
Return Before Taxes	10.66%	-13.42%	2.07%
Return After Taxes on Distributions	10.69%	-13.99%	1.34%
Return After Taxes on Distributions and Sale of Fund Shares	7.26%	-10.93%	1.71%
Retirement Class[1]
Return Before Taxes	10.68%	-13.54%	1.87%
Investor Class[1]
Return Before Taxes	10.39%	-13.68%	1.70%

Comparative Index
MSCI EAFE®[2] Growth	16.12%	-6.03%	3.15%
(reflects no deduction for fees, expenses or taxes)

[1]	Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

[2]	Morgan Stanley Capital International Europe, Australasia, Far East

Risk/Return Summary — International Equity
HARBOR INTERNATIONAL GROWTH FUND

INSTITUTIONAL CLASS

Fund#: 017

Cusip: 411511801
Ticker: HAIGX
Inception Date: 11-01-1993

RETIREMENT CLASS

Fund#: 217
Cusip: 411511637
Ticker: HRIGX
Inception Date: 11-01-2002

INVESTOR CLASS

Fund#: 417
Cusip: 411511629
Ticker: HIIGX
Inception Date: 11-01-2002

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:

-	A drop in foreign stock markets.
-	The market favors value stocks over growth stocks.
-	An adverse event, such as unfavorable earnings report, depresses the value of a particular company’s stock.
-	The subadviser’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks prove to be incorrect.

Because the fund typically invests in approximately 35 to 50 companies, an adverse event affecting a particular company may hurt the fund’s performance more than if it had invested in a larger number of companies.

The fund invests primarily in securities of foreign companies. Therefore, there is a greater risk that the fund’s share price will fluctuate more than if the fund invested in domestic issuers. Prices of foreign securities may go down if any of the following occur:

-	Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.
-	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.
-	Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

These risks are more severe for securities of issuers in emerging market counties which include additional risks such as immature economic structure and less developed and more thinly-traded securities markets.

Foreign brokerage and custodian fees may be higher than in the U.S.

The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholder’s tax liability. Frequent trading also increases transaction costs, which could detract from the fund’s performance.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional	Retirement	Investor
	Class	Class*	Class

Shareholder fees	None	None	None
(fees paid directly from your investment)
Redemption fee[1]	2.00%	2.00%	2.00%

Annual fund operating expenses
(expenses that are deducted from fund assets)

Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	0.23%	0.24%	0.43%

Total annual fund operating expenses[2]	0.98%	1.24%	1.43%

*	Because the assets in this class were too small to incur any income or expense, the fees and expenses are based upon the institutional class, adjusted to reflect the additional distribution and service (12b-1) fees.

[1]	The 2% fee applies to shares redeemed (by selling, by exchanging to another fund, or by application of the accounts with small balances exchange policy) less than 60 days after purchase. The fee is withheld from redemption proceeds and retained by the fund. Shares held for 60 days or more are not subject to the 2% fee.

[2]	Because the adviser voluntarily agreed to reduce the fund’s operating expenses, the fund’s actual expenses for the fiscal year ended October 31, 2004 were:

	Institutional	Retirement	Investor
	Class	Class*	Class

Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	0.18%	0.19%	0.39%

Total annual fund operating expenses	0.93%	1.19%	1.39%
EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:

-	You invest $10,000 in the fund for the time periods indicated;
-	You redeem at the end of each period;
-	Your investment has a 5% return each year; and
-	The fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years

Institutional Class	$100	$312	$542	$1,201

Retirement Class	$126	$393	$681	$1,500

Investor Class	$146	$452	$782	$1,713

Risk/Return Summary —
Fixed Income
HARBOR HIGH-YIELD BOND FUND

INVESTMENT GOAL

Total return.

PRINCIPAL STYLE CHARACTERISTICS

High-yield bonds.

SUBADVISER

Shenkman Capital
Management, Inc.
461 Fifth Avenue
22nd Floor
New York, NY 10017
Mark Shenkman
Portfolio Manager
Frank Whitley
Portfolio Manager
Mark Flanagan, CFA, CPA
Portfolio Manager
Robert Stricker, CFA
Portfolio Manager
Steven Schweitzer
Portfolio Manager

Mark Shenkman, Frank Whitley and Mark Flanagan have co-managed the fund since its inception in 2002. Robert Stricker joined the portfolio management team in 2003. Steven Schweitzer joined the team in 2004.

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in below investment grade bonds of corporate issuers. These bonds may pay interest on a semi-annual basis (i.e., cash pay bonds) or have a deferred interest feature (i.e., zero coupon bonds). The fund may also invest in private placements. Only U.S. dollar denominated securities are considered for investment in the fund.

The subadviser selects securities using its internally developed proprietary tools. The companies selected by the subadviser generally exhibit, or have the prospect for, positive credit momentum with the potential for credit rating upgrade. The subadviser seeks to maximize portfolio return and minimize default risk by maintaining strict adherence to the following elements of its philosophy:

-	Bottom-up, fundamental analysis
-	Broad diversification
-	Direct communication with management
-	Monitor all issuers on a systematic basis
-	Credit committee disciplined approach
-	Comprehensive reporting and risk control systems

The subadviser conducts an in-depth analysis using proprietary research tools in addition to communicating with management of the issuers to select securities for investment in the fund and to monitor the selected securities on a systematic basis. All securities in the portfolio are reviewed at least four times a year. As part of the selection and monitoring process, the subadviser actively seeks to avoid investing in securities of issuers that it deems have a high risk of default.

The fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of below investment grade, high-risk, corporate bonds that are rated below Baa3 by Moody’s or below BBB- by S&P, commonly referred to as “high-yield” or “junk bonds”. The fund’s 80% investment policy may not be changed unless the fund provides 60 days advance notice to its shareholders.

Duration/Maturity. Although duration may be one of the tools used in security selection, the fund does not focus on bonds with any particular duration or maturity. The weighted average maturity of the fund’s portfolio was 7.89 years as of December 31, 2004. However, the fund does not seek to maintain the maturity of the fund’s portfolio in any particular range.

Credit Quality. The fund invests primarily in below investment grade securities, but may invest up to 20% of its net assets in investment grade securities and U.S. Treasury and Agency securities. As such, the fund’s average weighted portfolio quality varies from time to time depending on the subadviser’s investment strategy. However, it is not the intent of the subadviser to actively invest in defaulted securities.

FUND PERFORMANCE

(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s institutional class shares from year-to-year since its founding.

FUND’S BEST AND WORST CALENDAR QUARTERS
(since inception)

	Total Return	Quarter/Year

Best	5.92%	2nd/2003

Worst	-0.82%	2nd/2004

The fund has changed its benchmark index from the CSFB High-Yield Index to the Merrill Lynch High-Yield Master II Index because the Merrill Lynch Index provides greater transparency of the composition and characteristics of the index than does the CSFB Index. Greater transparency allows the fund to enhance its analysis of its performance relative to the benchmark.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2004)

The table shows how the fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. high-yield fixed income securities. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund’s past performance before and after taxes is not necessarily an indication of how the fund will perform in the future.

	One	Five	Life
	Year	Years	of Fund

High-Yield Bond Fund
Institutional Class
Return Before Taxes	9.67%	N/A	14.04%
Return After Taxes on Distributions	6.88%	N/A	11.35%
Return After Taxes on Distributions and Sale of Fund Shares	6.39%	N/A	10.46%
Retirement Class
Return Before Taxes	9.32%	N/A	13.81%
Investor Class
Return Before Taxes	9.14%	N/A	13.63%

Comparative Indices
Merrill Lynch High-Yield Master II	10.87%	6.68%	19.19%
(reflects no deduction for fees, expenses or taxes)
CSFB High-Yield	11.95%	8.17%	19.52%
(reflects no deduction for fees, expenses or taxes)

Risk/Return Summary — Fixed Income
HARBOR HIGH-YIELD BOND FUND

INSTITUTIONAL CLASS
Fund#: 024
Cusip: 411511553
Ticker: HYFAX
Inception Date: 12-01-2002

RETIREMENT CLASS

Fund#: 224
Cusip: 411511546
Ticker: HYFRX
Inception Date: 12-01-2002

INVESTOR CLASS

Fund#: 424
Cusip: 411511538
Ticker: HYFIX
Inception Date: 12-01-2002

PRINCIPAL RISKS

Although fixed income securities generally are considered to be less volatile than stocks, they do fluctuate in price in response to changes in interest rates and the value of your investment may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:

-	Interest rates go up, which will make the price of the fixed income securities go down and reduce the value of the fund’s portfolio.
-	The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. Credit risk should be high for the fund because it invests primarily in below investment grade bonds.
-	Adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.
-	When interest rates are declining, the issuer of a security may exercise its option to call the bond (i.e., prepay principal) earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
-	When interest rates are rising, the average life of securities backed by callable debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
-	The subadviser’s judgment about the attractiveness, relative value or potential appreciation of particular sector, security or strategy proves to be incorrect.
-	A period of low economic growth or rising interest rates could reduce the fund’s ability to sell its bonds. The lack of a liquid market for these securities could decrease the fund’s share price.

There is a greater risk that the fund will lose money because it invests primarily in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional	Retirement	Investor
	Class	Class	Class

Shareholder fees
(fees paid directly from your investment)

Redemption fee[1]	1.00%	1.00%	1.00%
Annual fund operating expenses
(expenses that are deducted from fund assets)

Management fees[2]	0.60%	0.60%	0.60%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	0.24%	0.21%	0.41%

Total annual fund operating expenses[2]	0.84%	1.06%	1.26%

[1]	The 1% fee applies to shares redeemed (by selling, by exchanging to another fund, or by application of the accounts with small balances exchange policy) less than 9-months after purchase. The fee is withheld from redemption proceeds and retained by the fund. Shares held for 9-months or more are not subject to the 1% fee.

[2]	Restated to reflect current fees. Prior to March 1, 2005, the management fee was 0.70%.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example is based on the gross expenses and assumes that:

-	You invest $10,000 in the fund for the time periods indicated;
-	You redeem at the end of each period;
-	Your investment has a 5% return each year; and
-	The fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years

Institutional Class	$86	$268	$466	$1,037

Retirement Class	$108	$337	$585	$1,294

Investor Class	$128	$400	$692	$1,523

Risk/Return Summary — Fixed Income
HARBOR BOND FUND

INVESTMENT GOAL
Total return.

PRINCIPAL STYLE CHARACTERISTICS

Intermediate bonds with overall portfolio rated high quality.

SUBADVISER

Pacific Investment
Management Company LLC
840 Newport Center Drive
P.O. Box 6430
Newport Beach, CA
92658-6430
William Gross
Portfolio Manager

Bill Gross has managed the fund since its inception in 1987.

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in bonds of corporate and governmental issuers located in the U.S. and foreign countries, including emerging markets.

Total return includes dividends, interest income realized and unrealized capital gains and changes in net asset value.

The subadviser relies on its own proprietary research and analysis to manage the fund’s portfolio. The subadviser uses a top-down strategy to focus on broad factors and monetary conditions. These include:

-	Long-term social, political and demographic trends
-	Cyclical business and economic conditions
-	Current market conditions

The subadviser selects securities that appear to be most undervalued relative to their risk and potential return characteristics. In analyzing the relative attractiveness of sectors, the subadviser considers the narrowing or widening of yields compared with yields for government and other sectors.

The fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of bonds, which include all types of fixed income securities. These include mortgage-related securities and asset-backed securities. The fund’s 80% investment policy may not be changed unless the fund provides 60 days advance notice to its shareholders.

The fund may invest up to 30% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The fund normally will hedge at least 75% of its exposure to non-U.S. dollar denominated securities to reduce the risk of loss due to fluctuations in currency exchange rates. The fund also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging markets”) economies.

The fund uses derivative securities such as mortgage-backed securities and derivative contracts such as swap agreements, options and futures to take investment positions that more precisely reflect the subadviser’s expectations of how portfolio securities will perform. The fund may engage in short selling, which is the sale by the fund of a borrowed security. Because the fund is obligated to replace the borrowed security, the fund will benefit from the short sale if the price of the security declines before it is replaced.

Credit Quality. The fund will not invest in securities rated lower than B. The fund’s average weighted portfolio quality is at least A. The fund invests primarily in investment grade securities, but may invest up to 15% of its assets in below investment grade domestic and foreign securities, commonly referred to as high-yield or junk bonds.

Duration. The fund’s duration is equal to that of its benchmark, plus or minus 1.5 years. The duration of the Lehman Brothers Aggregate-U.S. Index as of December 31, 2004 was 4.3 years. Duration is an approximate measure of the sensitivity of the market value of the fund’s holdings to changes in interest rates. If the fund’s duration is longer than the market’s, the fund would experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole.

FUND PERFORMANCE

(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s institutional class shares from year-to-year for the past ten years.

FUND’S BEST AND WORST CALENDAR QUARTERS

(for the past 10 years)

	Total Return	Quarter/Year

Best	5.83%	3rd/2001

Worst	-2.10%	1st/1996

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2004)

The table shows how the fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. fixed income securities. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund’s past performance before and after taxes is not necessarily an indication of how the fund will perform in the future.

	One	Five	Ten
	Year	Years	Years

Bond Fund
Institutional Class
Return Before Taxes	5.47%	8.33%	8.34%
Return After Taxes on Distributions	3.86%	6.10%	5.77%
Return After Taxes on Distributions and Sale of Fund Shares	3.87%	5.83%	5.61%
Retirement Class[1]
Return Before Taxes	5.21%	8.07%	8.08%

Comparative Index
Lehman Brothers Aggregate — U.S.	4.34%	7.71%	7.72%
(reflects no deduction for fees, expenses or taxes)

[1]	Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

Risk/Return Summary — Fixed Income
HARBOR BOND FUND

INSTITUTIONAL CLASS
Fund#: 014
Cusip: 411511108
Ticker: HABDX
Inception Date: 12-29-1987

RETIREMENT CLASS

Fund#: 214
Cusip: 411511686
Ticker: HRBDX
Inception Date: 11-01-2002

PRINCIPAL RISKS

Although fixed income securities generally are considered to be less volatile than stocks, they do fluctuate in price in response to changes in interest rates and the value of your investment may go down. This means that you could lose money or the fund may not perform as well as other possible investments if any of the following occurs:

-	Interest rates go up, which will make the prices of fixed income securities go down and reduce the value of the fund’s portfolio.
-	The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for below investment grade bonds.
-	When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
-	When interest rates are rising, the average life of securities backed by callable debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
-	The subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect.
-	Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.
-	Changes in the value of futures contracts do not correspond closely to changes in the fund’s portfolio, which may not accurately hedge the fund’s exposure.
-	The price of securities sold short increases, causing the fund to pay more to replace the borrowed securities than the fund received on the sale of the securities.

There may be a greater risk that the fund could lose money due to prepayment and extension risks because the fund invests heavily at times in mortgage-related securities. Mortgage derivatives in the fund’s portfolio may have especially volatile prices because the imbedded leverage can magnify the impact of the extension or contraction event on the underlying cash flows.

The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholder’s tax liability. Frequent trading also increases transaction costs, which could detract from the fund’s performance.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional	Retirement
	Class	Class

Shareholder fees	None	None
(fees paid directly from your investment)

Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.50%	0.50%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.10%	0.10%

Total annual fund operating expenses[1]	0.60%	0.85%

[1]	Because the adviser voluntarily agreed to reduce the fund’s operating expenses, the fund’s actual operating expenses for the fiscal year ended October 31, 2004 were:

	Institutional	Retirement
	Class	Class

Management fees	0.48%	0.48%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.09%	0.08%

Total annual fund operating expenses	0.57%	0.81%

This agreement is temporary and may be terminated at any time, although the adviser has no present intention to do so.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example is based on the gross expenses and assumes that:

-	You invest $10,000 in the fund for the time periods indicated;
-	You redeem at the end of each period;
-	Your investment has a 5% return each year; and
-	The fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years

Institutional Class	$61	$192	$335	$750

Retirement Class	$87	$271	$471	$1,049

Risk/Return Summary — Fixed Income
HARBOR SHORT DURATION FUND

INVESTMENT GOAL
Total return that is consistent with preservation of capital.

PRINCIPAL STYLE CHARACTERISTICS

High quality short-term bonds.

SUBADVISER

Fischer Francis Trees &
Watts, Inc.
200 Park Avenue
New York, NY 10166
Ken O’Donnell, CFA
Portfolio Manager

FFTW has been the fund’s subadviser since it started in 1992. Ken O’Donnell has managed the fund since 2003.

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in short-term (up to 3 years maturity) high quality fixed income securities of corporate and governmental issuers located in the U.S. and foreign countries.

The subadviser seeks to maximize portfolio return and minimize volatility by:

-	Adjusting the issuer sector allocations, such as U.S. treasuries, corporates, U.S. government agencies, etc.
-	Managing the key variables such as duration and credit quality
-	Selectively using currency and interest rate management techniques to hedge interest rate and foreign currency risks associated with portfolio holdings

The fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of all types of fixed income securities. These include bonds, mortgage-related securities and asset-backed securities. At least 60% of its net assets will be invested in securities of U.S. issuers and 80% of its net assets will be U.S. dollar denominated. No more than 25% of its net assets will be invested in a single country other than the U.S. The fund’s 80% investment policy may not be changed unless the fund provides 60 days advance notice to its shareholders.

The fund uses derivative securities such as mortgage-backed securities and derivative contracts such as options and futures to take investment positions that more precisely reflect the subadviser’s expectations of how a security in the fund’s portfolio may perform. The fund may engage in short selling, which is the sale by the fund of a borrowed security. Because the fund is obligated to replace the borrowed security, the fund will benefit from the short sale if the price of the security declines before it is replaced.

Credit Quality. The fund invests primarily in high quality securities, but may invest in medium grade securities. The fund will not invest in securities rated lower than A. The fund’s average weighted portfolio quality is generally AA or higher.

Duration. The fund’s average weighted portfolio duration is expected to be approximately one year, but may range from zero to up to three years. Duration is an approximate measure of the sensitivity of the market value of the fund’s holdings to changes in interest rates. If the fund’s duration is longer than the market’s, the fund would experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole.

FUND PERFORMANCE

(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s institutional class shares from year-to-year for the past ten years.

FUND’S BEST AND WORST CALENDAR QUARTERS

(for the past 10 years)

	Total Return	Quarter/Year

Best	2.45%	2nd/1995

Worst	-0.08%	2nd/2004

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2004)

The table shows how the fund’s average annual returns for different calendar periods compare to those of one year government bonds. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund’s past performance before and after taxes is not necessarily an indication of how the fund will perform in the future.

	One	Five	Ten
	Year	Years	Years

Short Duration Fund
Institutional Class
Return Before Taxes	1.07%	4.01%	5.01%
Return After Taxes on Distributions	-0.05%	2.32%	2.86%
Return After Taxes on Distributions and Sale of Fund Shares	0.69%	2.39%	2.93%
Retirement Class[1]
Return Before Taxes	0.85%	3.76%	4.75%

Comparative Index
Citigroup 1 YR Treasury	0.74%	3.90%	4.94%
(reflects no deduction for fees, expenses or taxes)

[1]	Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

Risk/Return Summary — Fixed Income
HARBOR SHORT DURATION FUND

INSTITUTIONAL CLASS
Fund#: 016
Cusip: 411511702
Ticker: HASDX
Inception Date: 01-01-1992

RETIREMENT CLASS

Fund#: 216
Cusip: 411511678
Ticker: HRSDX
Inception Date: 11-01-2002

PRINCIPAL RISKS

Although fixed income securities generally are considered to be less volatile than stocks, they do fluctuate in price in response to changes in interest rates and the value of your investment may go down. This means that you could lose money if any of the following occurs:

-	Interest rates go up, which will make the prices of fixed income securities go down and reduce the value of the fund’s portfolio.
-	The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
-	When interest rates are declining, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
-	When interest rates are rising, the average life of securities backed by debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
-	The subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect.
-	Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.
-	The price of securities sold short increases, causing the fund to pay more to replace the borrowed securities than the fund received on the sale of the securities.
-	Changes in the value of futures contracts do not correspond closely to changes in the fund’s portfolio, which may not accurately hedge the fund’s exposure.

There may be a greater risk that the fund could lose money due to prepayment and extension risks because the fund invests heavily at times in asset-backed and mortgage-related securities. Mortgage derivatives in the fund’s portfolio may have especially volatile prices because the imbedded leverage can magnify the impact of the extension or contraction event on the underlying cash flows.

The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholder’s tax liability. Frequent trading also increases transaction costs, which could detract from the fund’s performance.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional	Retirement
	Class	Class

Shareholder fees	None	None
(fees paid directly from your investment)

Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.30%	0.30%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.15%	0.15%

Total annual fund operating expenses[1]	0.45%	0.70%

[1]	Because the adviser voluntarily agreed to reduce the fund’s operating expenses, the fund’s actual operating expenses for the fiscal year ended October 31, 2004 were:

	Institutional	Retirement
	Class	Class

Management fees	0.20%	0.20%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.11%	0.10%

Total annual operating expenses	0.31%	0.55%

This agreement is temporary and may be terminated at any time, although the adviser has no present intention to do so.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example is based on the gross expense and assumes that:

-	You invest $10,000 in the fund for the time periods indicated;
-	You redeem at the end of each period;
-	Your investment has a 5% return each year; and
-	The fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years

Institutional Class	$46	$144	$252	$567

Retirement Class	$72	$224	$390	$871

Risk/Return Summary — Fixed Income
HARBOR MONEY MARKET FUND

INVESTMENT GOAL
Current income. The fund intends to maintain a stable share price of $1.

PRINCIPAL STYLE CHARACTERISTICS

Very short-term high quality money market instruments.

SUBADVISER

Fischer Francis Trees &
Watts, Inc.
200 Park Avenue
New York, NY 10166
Ken O’Donnell, CFA
Portfolio Manager

FFTW has been the fund’s subadviser since it started in 1987. Ken O’Donnell has managed the fund since 2003.

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests in U.S. dollar denominated money market securities. These may include obligations issued by:

-	U.S. and foreign banks
-	Corporate issuers
-	U.S. government and its agencies and instrumentalities
-	U.S. states and municipalities
-	Foreign governments
-	Multinational organizations such as the World Bank

The subadviser selects securities for the fund’s portfolio by:

-	Allocating assets and actively trading among issuer sectors, such as U.S. treasuries, corporate issuers, U.S. government agencies, etc., while focusing on sectors that appear to have the greatest near-term return potential.
-	Focusing on securities that appear to offer the best relative value based on an analysis of their credit quality and interest rate sensitivity.

The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers’ acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

Minimum Credit Quality. At least 95% of the fund’s investments are rated in the rating agencies’ highest short-term rating category or are unrated securities of equivalent quality.

Maximum Maturity. Average dollar weighted portfolio maturity of 90 days or less. Maturity of 397 days or less for individual securities.

FUND PERFORMANCE

(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s institutional class shares from year-to-year for the past ten years.

FUND’S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

	Total Return	Quarter/Year

Best	1.63%	4th/2000

Worst	0.18%	3rd/2003

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2004)

The table shows how the fund’s average annual returns for different calendar periods compare to those of 3 month Treasury bills as calculated by Merrill Lynch. The fund’s past performance does not necessarily indicate how the fund will perform in the future.

	One	Five	Ten
	Year	Years	Years

Money Market Fund
Institutional Class	1.10%	2.70%	3.94%
Retirement Class[1]	0.84%	2.30%	3.60%

Comparative Index
Merrill Lynch 3-Month U.S. Treasury Bill	1.33%	2.95%	4.14%

Current Yield for Period Ended December 31, 2004*

Institutional Class	7 Days: 1.84%
Retirement Class	7 Days: 1.59%

*	Call 1-800-422-1050 or visit www.harborfund.com for the fund’s current 7-day yield.

[1]	Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

Risk/Return Summary — Fixed Income
HARBOR MONEY MARKET FUND

INSTITUTIONAL CLASS
Fund#: 015
Cusip: 411511405
Ticker: HARXX
Inception Date: 12-29-1987

RETIREMENT CLASS

Fund#: 215
Cusip: 411511660
Ticker: HRMXX
Inception Date: 11-01-2002

PRINCIPAL RISKS

The fund may not perform as well as other possible investments if any of the following occurs:

-	The issuer or guarantor of a security owned by the fund defaults on its payment obligations, becomes insolvent or has its credit rating downgraded by a rating agency.
-	There is a sudden or sharp increase in interest rates.
-	The value of the fund’s foreign securities goes down because of unfavorable foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
-	The subadviser’s judgment about the relative values of securities selected for the fund’s portfolio proves to be incorrect.

Because the fund may invest more than 25% of its assets in securities in the banking industry, the fund’s performance will depend to a greater extent on the overall condition of that industry.

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional	Retirement
	Class	Class*

Shareholder fees	None	None
(fees paid directly from your investment)

Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.30%	0.30%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.15%	0.15%

Total annual fund operating expenses[1]	0.45%	0.70%

*	Because the assets in this class were too small to incur any income or expense, the fees and expenses are based upon the institutional class, adjusted to reflect the additional distribution and service (12b-1) fees.

[1]	Because the adviser voluntarily agreed to reduce the fund’s operating expenses, the fund’s actual operating expenses for the fiscal year ended October 31, 2004 were:

	Institutional	Retirement
	Class	Class*

Management fees	0.18%	0.18%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.11%	0.10%

Total annual operating expenses	0.29%	0.53%

This agreement is temporary and may be terminated at any time, although the adviser has no present intention to do so.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example is based on the gross expenses and assumes that:

-	You invest $10,000 in the fund for the time periods indicated;
-	You redeem at the end of each period;
-	Your investment has a 5% return each year; and
-	The fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years

Institutional Class	$46	$144	$252	$567

Retirement Class	$72	$224	$390	$871

The Funds’ Investments
ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENTS

Equity Securities

The equity funds may invest in all types of equity securities.

Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, security futures, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations. Equity investments may also include investments in initial public offerings or secondary offerings.

Fixed Income Securities

Harbor High-Yield Bond Fund invests primarily in below investment grade bonds.

Harbor Bond Fund and Harbor Short Duration Fund may invest in all types of fixed income securities.

Harbor Money Market Fund invests exclusively in U.S. dollar-denominated money market securities.

Fixed income securities include bonds (including bond units), notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, loan participations, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments.

Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, inflation indexed, zero coupon, contingent, deferred, payment in-kind and auction rate features.

Money market securities include commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements and other short-term debt securities.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Harbor Bond Fund and Harbor Short Duration Fund may use mortgage dollar rolls to finance the purchase of additional investments. Dollar rolls expose a fund to the risk that it will lose money if the additional investments do not produce enough income to cover the fund’s dollar roll obligations.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Mortgage-related and asset-backed securities are especially sensitive to prepayment and extension risk. At times, Harbor Bond Fund and Harbor Short Duration Fund invest a large percentage of assets in mortgage-backed and asset-backed securities.

Harbor Money Market Fund invests in mortgage-related securities that meet its quality, liquidity and maturity standards and that do not contain imbedded leverage.

CREDIT QUALITY

Securities are investment grade if:

-	They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.
-	They have received a comparable short-term or other rating.
-	They are unrated securities that the subadviser believes to be of comparable quality to rated investment-grade securities.

If a security receives different ratings, a fund will treat the security as being rated in the highest (lowest for Harbor High-Yield Bond Fund) rating category. A fund may choose not to sell securities that are downgraded after their purchase below the fund’s minimum acceptable credit rating. Each fund’s credit standards also apply to counterparties to over-the-counter derivative contracts.

The Funds’ Investments
INFORMATION ABOUT THE FUNDS’ OTHER INVESTMENTS

Derivative Instruments

Each fund, other than Harbor Money Market Fund, may, but is not required to, use derivatives for any of the following purposes:

-	To hedge against adverse changes in the market value of securities held by or to be bought for the fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.
-	As a substitute for purchasing or selling securities or foreign currencies.
-	To manage the duration of a fund’s fixed income portfolio.
-	In non-hedging situations, to attempt to profit from anticipated market developments.

A derivative instrument will obligate or entitle a fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency.

Examples of derivatives are futures contracts, options, forward contracts, swaps, caps, collars and floors.

Even a small investment in derivatives can have a big impact on a fund portfolio’s interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase a fund’s portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund’s portfolio holdings. If a fund uses derivatives, it manages its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund’s portfolio less liquid and harder to value, especially in declining markets.

Temporary Defensive Positions

In response to extraordinary market, economic or political conditions, each fund may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.

The international funds may invest without limit in equity securities of U.S. issuers and investment grade notes and bonds.

If a fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

Portfolio Turnover

Each fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from a fund’s performance. For the fiscal year ended October 31, 2004, the portfolio turnover rates for Harbor Mid Cap Value Fund, Harbor International Growth Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund and Harbor Short Duration Fund were 152%, 216%, 109%, 311% and 324%, respectively. A portfolio turnover rate of over 100% is higher than the rate experienced by many other investment companies and is a result of an actively managed portfolio. Although the higher turnover rate results in higher transaction costs and other expenses for these funds, the subadvisers believe that the portfolio transactions are in the best interests of shareholders. Harbor Mid Cap Value Fund and Harbor International Growth Fund each experienced a subadviser change during the period which contributed to the turnover rate for the period. Major shareholders of Harbor Short Duration Fund use the fund for shorter term liquidity purposes and, therefore, there is frequent purchase and sales activity.

The Adviser and Subadvisers

The Adviser

Harbor Capital Advisors, Inc. is the investment adviser and provides management services to Harbor Fund.

Harbor Capital Advisors, Inc., located at One SeaGate, Toledo, Ohio, is an indirect wholly owned subsidiary of Robeco Groep N.V. Founded in 1929, Robeco Groep N.V. is one of the world’s oldest asset management organizations. As of December 31, 2004, Robeco Groep N.V., through its investment management subsidiaries, had approximately $159.1 billion in assets under management.

The combined assets of Harbor Fund and the pension plans managed by Harbor Capital Advisors were approximately $22.4 billion as of December 31, 2004.

Subject to the approval of the Harbor Fund board of trustees, Harbor Capital Advisors, as the investment adviser, establishes and modifies whenever necessary the investment strategies of each fund. Harbor Capital Advisors is also responsible for overseeing each subadviser and recommending the selection, termination and replacement of subadvisers. The adviser evaluates and allocates each funds’ assets to one or more subadvisers.

The adviser also:

-	Seeks to ensure quality control in the subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
-	Closely monitors and measures risk and return results against appropriate benchmarks and recommends whether subadvisers should be retained or changed.
-	Focuses on strict cost control.

In order to more effectively manage the funds, Harbor Fund and Harbor Capital Advisors have been granted an order from the SEC permitting the adviser, subject to the approval of the Harbor Fund board of trustees, to select subadvisers to serve as portfolio managers for the Harbor funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements without obtaining shareholder approval. To the extent the SEC adopts a rule which would supersede the order, Harbor Fund and Harbor Capital Advisors intend to rely on the rule to permit Harbor Capital Advisors to act in the same manner as it currently does pursuant to the order.

In addition to its investment management services to the funds, the adviser administers each fund’s business affairs. For the year ended October 31, 2004, as shown in the table, each fund paid the adviser an advisory fee for these services. The adviser has also agreed to voluntarily reduce the total expenses of the different share classes for certain funds for the fiscal year ending October 31, 2005. This agreement is temporary and may be terminated or changed at any time. The adviser pays a subadvisory fee to each subadviser out of its own assets. No fund is responsible for paying any portion of the subadvisory fee to the subadviser.

ANNUAL ADVISORY FEE RATES

(as a percentage of the fund’s average net assets)

	Actual		Contractual
	Advisory		Advisory
	Fee Paid		Fee

Domestic Equity Funds
Harbor Capital Appreciation Fund	0.60%		0.60%

Harbor Mid Cap Growth Fund	0.65	% [a]	0.75%

Harbor Small Cap Growth Fund	0.75%		0.75%

Harbor Large Cap Value Fund	0.60%		0.60%

Harbor Mid Cap Value Fund	0.65	% [a]	0.75%
Harbor Small Cap Value Fund	0.75%		0.75%

International Equity Funds
Harbor International Fund	0.75%		0.75%

Harbor International Growth Fund	0.75%		0.75%

Fixed Income Funds
Harbor High-Yield Bond Fund	0.67%		0.70%

Harbor Bond Fund	0.48%		0.50%

Harbor Short Duration Fund	0.20%		0.30%

Harbor Money Market Fund	0.18%		0.30%

[a]	For the period December 1, 2003 through February 29, 2004, the annual percentage rate was 0.75%.

A discussion regarding the basis for the board of trustees approving the investment advisory agreements of the funds is available in Harbor Fund’s semi-annual and annual report to shareholders.

Each subadviser that also subadvises a portion of the pension plan assets managed by Harbor Capital Advisors has adopted procedures to reasonably ensure fair asset allocation between the respective fund and the pension plan. The objectives and investment styles of each of the Harbor funds (except Harbor Money Market Fund) match those segments of the pension plan subadvised by the subadvisers. This allows Harbor Fund to utilize research and other information on a cost effective basis. Portfolio managers are monitored on an on-going basis to collect and update data about their organizations and performance.

The Adviser and Subadvisers

Wellington
Aggressive
Mid Cap Growth
Composite
Performance
Information

The following table presents the past performance of a composite of certain accounts managed by Wellington Management Company, LLP (“Wellington Management”), which serves as the subadviser to Harbor Mid Cap Growth Fund. The Wellington Aggressive Mid Cap Growth composite is comprised of all fee paying accounts under discretionary management by Wellington Management in Wellington Management’s aggressive mid cap growth investment strategy that have investment objectives, policies and strategies substantially similar to those of the Harbor Mid Cap Growth Fund. Except to the extent performance has been adjusted to reflect the operating costs of the Harbor Mid Cap Growth Fund, Wellington Management has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS®), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS®). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Wellington Management in managing all mid cap growth portfolios, with investment objectives, policies and strategies substantially similar to those of the Harbor Mid Cap Growth Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional share class and the expense payable by the Retirement and Investor shares classes of Harbor Mid Cap Growth Fund for the fiscal year ended October 31, 2004 were used.

The historical performance of the Aggressive Mid Cap Growth composite is not that of any of the Harbor funds, including Harbor Mid Cap Growth Fund and is not necessarily indicative of any fund’s future results. The Harbor Mid Cap Growth Fund commenced operations on November 1, 2000. Harbor Mid Cap Growth Fund’s actual performance may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, one of the accounts comprising the composite is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all accounts in the composite, they may have had an adverse affect on the performance results of the composite.

WELLINGTON AGGRESSIVE MID CAP GROWTH COMPOSITE PERFORMANCE

	For the Periods Ended June 30, 2005:				For the Periods Ended December 31, 2004:

				Since					Since
Aggressive Mid Cap Growth Composite*	1 Year	3 Years	5 Years	Inception	1 Year	3 Years	5 Years		Inception

Composite net of all Institutional Class operating expenses	9.27%	14.69%	2.75%	3.16%	18.92%	9.17%	N/A	%	3.47%
Composite net of all Retirement Class operating expenses	9.07	14.47	2.56	2.96	18.70	8.96	N/A		3.27
Composite net of all Investor Class operating expenses	8.80	14.20	2.30	2.70	18.41	8.70	N/A		3.01
Composite gross of all operating expenses	10.47	15.93	3.91	4.34	20.19	10.37	N/A		4.65
Russell Midcap® Growth Index	10.86	14.86	-5.23	-4.60	15.48	6.16	-3.36		-5.42

	For the Periods Ended December 31:

	2001	2002	2003	2004

Composite net of all Institutional Class operating expenses	-11.44%	-23.02%	42.13%	18.92%
Composite net of all Retirement Class operating expenses	-11.62	-23.18	41.88	18.70
Composite net of all Investor Class operating expenses	-11.85	-23.38	41.56	18.41
Composite gross of all operating expenses	-10.39	-22.09	43.59	20.19
Russell Midcap® Growth Index	-20.15	-27.41	42.71	15.48

Because the adviser voluntarily agreed to limit the fund’s institutional class shares total operating expenses for the current fiscal year to 0.95% and the retirement and investor class share total operating expenses to 1.20% and 1.38% respectively, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:

	For the Periods Ended June 30, 2005:				For the Periods Ended December 31, 2004:

				Since					Since
Aggressive Mid Cap Growth Composite*	1 Year	3 Years	5 Years	Inception	1 Year	3 Years	5 Years		Inception

Composite net of all Institutional Class operating expenses	9.45%	14.87%	2.93%	3.34%	19.11%	9.35%	N/A	%	3.65%
Composite net of all Retirement Class operating expenses	9.19	14.60	2.67	3.08	18.82	9.08	N/A		3.39
Composite net of all Investor Class operating expenses	8.99	14.40	2.49	2.89	18.62	8.89	N/A		3.20

	For the Periods Ended December 31:

	2001	2002	2003	2004

Composite net of all Institutional Class operating expenses	-11.28%	-22.88%	42.35%	19.11%
Composite net of all Retirement Class operating expenses	-11.52	-23.09	42.03	18.82
Composite net of all Investor Class operating expenses	-11.68	-23.24	41.79	18.62

*	This is not the performance of Harbor Mid Cap Growth Fund. The Aggressive Mid Cap Growth composite includes all fee paying discretionary accounts managed by Wellington Management in Wellington Management’s aggressive mid cap growth investment strategy which have investment objectives, policies and strategies substantially similar to those of the Harbor Mid Cap Growth Fund. As of June 30, 2005, the Aggressive Mid Cap Growth composite was composed of two accounts, totaling approximately $973 million. As of December 31, 2004, the Aggressive Mid Cap Growth composite was composed of one account, totaling approximately $576 million. The inception date of the composite is April 30, 2000.

The Adviser and Subadvisers

LSV
Asset
Management
Mid Cap Value
Composite
Performance
Information

The following table presents the past performance of a composite of certain accounts managed by LSV Asset Management (“LSV”), which serves as the subadviser to Harbor Mid Cap Value Fund. The LSV Mid Cap Value composite is comprised of all fee paying accounts under discretionary management by LSV in LSV’s mid cap value investment strategy that have investment objectives, policies and strategies substantially similar to those of the Harbor Mid Cap Value Fund. LSV has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS®), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS®). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of LSV in managing all mid cap value portfolios with investment objectives, policies and strategies substantially similar to those of the Harbor Mid Cap Value Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional share class and the expense payable by the Retirement and Investor shares classes of Harbor Mid Cap Value Fund for the fiscal year ended October 31, 2004 were used.

The historical performance of the LSV Mid Cap Value composite is not that of any of the Harbor funds, including Harbor Mid Cap Value Fund, and is not necessarily indicative of any fund’s future results. The Harbor Mid Cap Value Fund commenced operations on March 1, 2002. Harbor Mid Cap Value Fund’s actual performance may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.

LSV MID CAP VALUE COMPOSITE PERFORMANCE

	Average Annual Total Return For the Periods Ended December 31, 2004:

				Since Inception
Mid Cap Value Composite*	1 Year	3 Years	5 Years	September 1, 1997

Composite net of all Institutional Class operating expenses	21.96%	16.57%	16.78%	8.48%
Composite net of all Retirement Class operating expenses	21.67	16.28	16.50	8.24
Composite net of all Investor Class operating expenses	21.01	15.64	15.85	7.71
Composite gross of all operating expenses	24.42	18.95	19.16	13.39
Russell Midcap® Value Index	23.71	15.56	13.48	11.24

	Average Annual Total Return For the Periods Ended December 31:

	1997**	1998	1999	2000	2001	2002	2003	2004

Composite net of all Institutional Class operating expenses	9.99%	-0.83%	-8.73%	21.84%	12.53%	-6.54%	38.96%	21.96%
Composite net of all Retirement Class operating expenses	9.91	-1.08	-8.97	21.55	12.26	-6.78	38.64	21.67
Composite net of all Investor Class operating expenses	9.71	-1.65	-9.50	20.89	11.64	-7.32	37.91	21.01
Composite gross of all operating expenses	10.74	1.29	-6.75	24.30	14.85	-4.52	41.68	24.42
Russell Midcap® Value Index	10.52	5.08	-0.11	19.18	2.33	-9.65	38.07	23.71

Because the adviser voluntarily agreed to limit the fund’s institutional class shares total operating expenses for the current fiscal year to 0.95%, and the retirement and investor class share total operating expenses to 1.20% and 1.38% respectively, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:

	Average Annual Total Return For the Periods Ended December 31, 2004:

				Since Inception
	1 Year	3 Years	5 Years	September 1, 1997

Composite net after Institutional Class expense limitation	23.30%	17.87%	18.08%	12.34%
Composite net after Retirement Class expense limitation	23.01	17.58	17.80	12.07
Composite net after Investor Class expense limitation	22.80	17.38	17.59	11.87

	Average Annual Total Return For the Periods Ended December 31:

	1997**	1998	1999	2000	2001	2002	2003	2004

Composite net after Institutional Class expense limitation	10.40%	0.33%	-7.65%	23.18%	13.80%	-5.44%	40.44%	23.30%
Composite net after Retirement Class expense limitation	10.31	0.08	-7.89	22.89	13.52	-5.68	40.12	23.01
Composite net after Investor Class expense limitation	10.25	-0.10	-8.06	22.68	13.32	-5.85	39.89	22.80

*	This is not the performance of Harbor Mid Cap Value Fund. The Mid Cap Value composite includes all fee paying discretionary accounts managed by LSV in LSV’s mid cap value investment strategy which have investment objectives, policies and strategies substantially similar to those of the Harbor Mid Cap Value Fund. As of December 31, 2004, the Mid Cap Value composite was composed of 18 accounts, totaling approximately $1.2 billion.

**	For the period September 1, 1997 to December 31, 1997.

The Adviser and Subadvisers

EARNEST
Partners
Composite
Performance
Information

The following table presents the past performance of a composite of certain accounts managed by EARNEST Partners LLC, which serves as the subadviser to Harbor Small Cap Value Fund. The EARNEST Partners Small Cap Value composite is comprised of all fee paying accounts under discretionary management by EARNEST Partners that have investment objectives, policies and strategies substantially similar to those of the Harbor Small Cap Value Fund. EARNEST Partners has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS®), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS®). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of EARNEST Partners in managing all small cap value portfolios with investment objectives, policies and strategies substantially similar to those of the Harbor Small Cap Value Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional share class and the expenses payable by the Retirement and Investor share classes of Harbor Small Cap Value Fund for the fiscal year ended October 31, 2004 were used.

The historical performance of the EARNEST Partners Small Cap Value composite is not that of any of the Harbor funds, including Harbor Small Cap Value Fund, and is not necessarily indicative of any fund’s future results. The Harbor Small Cap Value Fund commenced operations on December 14, 2001. Harbor Small Cap Value Fund’s actual performance may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.

EARNEST PARTNERS SMALL CAP VALUE COMPOSITE PERFORMANCE

	Average Annual Total Return For the Periods Ended December 31, 2004:

					Since Inception
Small Cap Value Composite*	1 Year	2 Years	3 Years	4 Years	January 1, 1999

Composite net of all Institutional Class operating expenses	22.79%	36.03%	20.23%	18.75%	21.28%
Composite net of all Retirement Class operating expenses	22.50	35.72	19.94	18.46	20.99
Composite net of all Investor Class operating expenses	22.32	35.51	19.76	18.28	20.81
Composite gross of all operating expenses	23.79	37.11	21.22	19.72	22.27
Russell 2000® Value Index	22.25	33.61	16.50	15.88	13.88

	Average Annual Total Return For the Periods Ended December 31:

	1999	2000	2001	2002	2003	2004

Composite net of all Institutional Class operating expenses	16.33%	37.61%	14.39%	-6.07%	50.69%	22.79%
Composite net of all Retirement Class operating expenses	16.05	37.29	14.11	-6.31	50.35	22.50
Composite net of all Investor Class operating expenses	15.87	37.08	13.93	-6.46	50.13	22.32
Composite gross of all operating expenses	17.29	38.69	15.34	-5.25	51.86	23.79
Russell 2000® Value Index	-1.49	22.83	14.03	-11.43	46.03	22.25

*	This is not the performance of the Harbor Small Cap Value Fund. The Small Cap Value composite includes all fee paying discretionary accounts managed by EARNEST Partners which have investment objectives, policies and strategies substantially similar to those of the Harbor Small Cap Value Fund. As of December 31, 2004, the Small Cap Value composite was composed of 87 accounts, totaling approximately $2.6 billion.

The Adviser and Subadvisers

Shenkman
Capital
High Yield Bond
Composite
Performance
Information

The following table presents the past performance of a composite of certain accounts managed by Shenkman Capital Management, which serves as the subadviser to Harbor High-Yield Bond Fund. The Shenkman Capital High Yield Bond Composite is comprised of all comparable high-yield bond accounts that employ Shenkman Capital Management’s Quadrant investment style. The investment objectives, policies and strategies of the accounts within the composite are substantially similar to that of the Harbor High-Yield Bond Fund. Shenkman Capital Management has prepared and presented the historical performance (gross of investment advisory fees paid by the accounts within the composite) shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS®), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS®). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Shenkman Capital Management in managing high-yield bond portfolios with substantially similar investment strategies and techniques to those of the Harbor High-Yield Bond Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional, Retirement, and Investor class shares of Harbor High-Yield Bond Fund for the fiscal year ended October 31, 2004 were used.

The historical performance of the Shenkman Capital High Yield Bond Composite is not that of any of the Harbor funds, including Harbor High-Yield Bond Fund, and is not necessarily indicative of any fund’s future results. The Harbor High-Yield Bond Fund commenced operations on December 1, 2002. Harbor High-Yield Bond Fund’s actual performance may vary significantly from the past performance of this composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, all of the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.

SHENKMAN CAPITAL HIGH YIELD BOND COMPOSITE PERFORMANCE

	Average Annual Total Return For the Periods Ended December 31, 2004:

High Yield Bond Composite*	3 Years	5 Years	10 Years

Composite net of all Institutional Class operating expenses	9.20%	6.95%	8.44%
Composite net of all Retirement Class operating expenses	8.97	6.72	8.21
Composite net of all Investor Class operating expenses	8.76	6.51	7.99
Composite gross of all operating expenses	10.21	7.94	9.44
Merrill Lynch High-Yield Master II Index	11.70	6.68	8.27

	Average Annual Total Return For the Periods Ended December 31:

	1995	1996	1997	1998	1999	2000	2001	2002	2003	2004

Composite net of all Institutional Class operating expenses	17.50%	12.27%	13.49%	3.73%	3.49%	0.94%	6.44%	4.6 2%	15.22%	8.04%
Composite net of all Retirement Class operating expenses	17.25	12.03	13.25	3.50	3.27	0.72	6.21	4.39	14.97	7.81
Composite net of all Investor Class operating expenses	17.02	11.81	13.03	3.29	3.06	0.52	6.00	4.18	14.75	7.60
Composite gross of all operating expenses	18.56	13.29	14.53	4.70	4.46	1.89	7.43	5.59	16.27	9.04
Merrill Lynch High-Yield Master II Index	20.46	11.27	13.27	2.95	2.51	-5.12	4.48	-1.89	28.15	10.87

Because the adviser voluntarily agreed to limit the fund’s institutional class shares total operating expenses for the current fiscal year to 0.85%, and the retirement and investor class shares total operating expenses to 1.10% and 1.28%, respectively, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitation would have been:

	Average Annual Total Return For the Periods Ended December 31, 2004:

	3 Years	5 Years	10 Years

Composite net after Institutional Class expense limitation	9.30%	9.03%	8.84%
Composite net after Retirement Class expense limitation	7.04	6.78	6.59
Composite net after Investor Class expense limitation	8.54	8.27	8.08

	Average Annual Total Return For the Periods Ended December 31:

	1995	1996	1997	1998	1999	2000	2001	2002	2003	2004

Composite net after Institutional Class expense limitation	17.60%	12.36%	13.59%	3.82%	3.58%	1.03%	6.53%	4.71%	15.32%	8.14%
Composite net after Retirement Class expense limitation	17.32	12.09	13.32	3.56	3.33	0.78	6.27	4.45	15.04	7.87
Composite net after Investor Class expense limitation	17.11	11.90	13.12	3.38	3.14	0.60	6.08	4.27	14.84	7.68

*	This is not the performance of the Harbor High-Yield Bond Fund. As of December 31, 2004, the Shenkman Capital High Yield Bond composite was composed of 85 accounts, totaling approximately $10.5 billion.

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The Adviser and Subadvisers

The Subadvisers
and Fund Managers

Each fund’s investments are selected by one or more subadvisers. The following table describes each fund’s portfolio manager(s), the subadviser that employs the manager and the manager’s business experience.

		PORTFOLIO MANAGER	MANAGER	BUSINESS EXPERIENCE
	FUND	AND SUBADVISER	SINCE	(PAST FIVE YEARS)

Harbor Domestic Equity Funds	Capital Appreciation	Spiros Segalas Jennison Associates LLC 466 Lexington Avenue New York, NY 10017	1990	President (since 1993), Chief Investment Officer (since 1973); and Director and Founding Member of Jennison (since 1969).

	Mid Cap Growth	Michael T. Carmen, CFA Wellington Management Company, LLP 75 State Street Boston, MA 02109	2005	Senior Vice President (since 2003), and Investment Professional (since 1999), Wellington Management.

	Small Cap Growth	William Muggia Westfield Capital Management Company, LLC One Financial Center, 23rd Floor Boston, MA 02111	2000	Director, President, Chief Investment Officer and Portfolio Manager, Westfield (since 1994).

	Large Cap Value	Jeffrey Shaw Armstrong Shaw Associates Inc. 45 Grove Street New Canaan, CT 06840	2001	Chairman (since 1999), President (since 1989) and Chief Investment Officer of Armstrong Shaw.

	Mid Cap Value	Josef Lakonishok, Ph.D. LSV Asset Management 1 North Wacker Drive Chicago, IL 60606	2004	CEO, Founding Partner and Portfolio Manager, LSV (since 1994) and William G. Karnes Professor of Finance at the College of Commerce & Business Administration at the University of Illinois at Urbana-Champaign (since 1987).

		Robert Vishny, Ph.D. LSV Asset Management	2004	Founding Partner and Portfolio Manager, LSV (since 1994) and Eric J. Gleacher Distinguished Service Professor of Finance, University of Chicago Graduate School of Business (since 1985).

		Menno Vermeulen, CFA LSV Asset Management	2004	Portfolio Manager, Senior Quantitative Analyst, LSV (since 1995) and Partner, LSV (since 1998).

	Small Cap Value	Paul Viera EARNEST Partners LLC 75 Fourteenth Street Suite 2300 Atlanta, GA 30309	2001	CEO, Portfolio Manager, and founder of EARNEST Partners (since 1998).

The Adviser and Subadvisers

		PORTFOLIO MANAGER	MANAGER	BUSINESS EXPERIENCE
	FUND	AND SUBADVISER	SINCE	(PAST FIVE YEARS)

Harbor International Equity Funds	International	Hakan Castegren Northern Cross Investments Limited Clarendon House 2 Church Street Hamilton, Bermuda HMDX	1987	President, Northern Cross (since 1993).

	International Growth Fund	James Gendelman, CPA Marsico Capital Management, LLC 1200 17th Street Suite 1600 Denver, CO 80202	2004	Portfolio Manager and Senior Analyst, Marsico Capital (since 2000) and Vice President of International Sales, Goldman Sachs & Co. (1987-2000).

Harbor Fixed Income Funds	High-Yield Bond	Mark Shenkman Shenkman Capital Management, Inc. 461 Fifth Avenue 22nd Floor New York, NY 10017-6283	2002	President, Portfolio Manager and Director, Shenkman (since 1985).

		Frank Whitley Shenkman Capital Management, Inc.	2002	Executive Vice President and Portfolio Manager, Shenkman (since 1994).

		Mark Flanagan, CFA, CPA Shenkman Capital Management, Inc.	2002	Senior Vice President and Portfolio Manager (since 2002) and Director of Credit Research, Shenkman (1996-2002).

		Robert Stricker, CFA Shenkman Capital Management, Inc.	2003	Senior Vice President (since 2002), Portfolio Manager (since 2003) and Director of Credit Research (2002-2003), Shenkman and Managing Director, US Fixed Income, Citigroup Asset Management (1994-2002).
		Steven Schweitzer Shenkman Capital Management, Inc.	2004	Vice President and Portfolio Manager (since 2004) and Credit Analyst (1996-2004) Shenkman.

	Bond	William Gross Pacific Investment Management Co. 840 Newport Center Drive P.O. Box 6430 Newport Beach, CA 92658-6430	1987	Managing Director, PIMCO (Del. G.P.) (since 1994).

	Short Duration	Ken O’Donnell, CFA Fischer Francis Trees & Watts, Inc. 200 Park Avenue New York, NY 10166	2003	Portfolio Manager, FFTW (since 2002) and Asset- Backed Security Specialist, Standish Mellon Asset Management (1998-2002).

	Money Market	Ken O’Donnell, CFA Fischer Francis Trees & Watts, Inc. 200 Park Avenue New York, NY 10166	2003	Portfolio Manager, FFTW (since 2002) and Asset- Backed Security Specialist, Standish Mellon Asset Management (1998-2002).

Your Harbor Fund Account

Choosing a Share Class

All of the Harbor funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the funds’ separate share classes have different expenses, and as a result, their investment performances will differ. Please note that the retirement class shares are limited to eligible retirement plans, which consist of qualified retirement plans and employer sponsored non-qualified deferred compensation plans only. The retirement class shares are not available through personal plans, such as individual retirement accounts (IRA), SEPs, Simple IRAs or individual 403(b) plans. When choosing a share class, you should consider the factors below:

Institutional Class	Retirement Class	Investor Class
- Available to individual and institutional investors	- Limited to eligible retirement plans only	- Available to individual and institutional investors
- No 12b-1 fee	- 12b-1 fee of up to 0.25% of average daily net assets	- 12b-1 fee of up to 0.25% of average daily net assets
- Transfer agent fee of 0.0525% of the average daily net assets	- Transfer agent fee of 0.0525% of the average daily net assets	- Transfer agent fee of 0.2325% of the average daily net assets
- $50,000[a] minimum investment in each fund	- No minimum investment	- $2,500 minimum investment for regular accounts and $1,000 minimum for IRA and UTMA/ UGMA accounts
- Funds Available:	- Funds Available:	- Funds Available:
012-Capital Appreciation	212-Capital Appreciation	412-Capital Appreciation
019-Mid Cap Growth	219-Mid Cap Growth	419-Mid Cap Growth
010-Small Cap Growth	210-Small Cap Growth	410-Small Cap Growth
013-Large Cap Value	213-Large Cap Value	413-Large Cap Value
023-Mid Cap Value	223-Mid Cap Value	423-Mid Cap Value
022-Small Cap Value	222-Small Cap Value	422-Small Cap Value
011-International	211-International	411-International
017-International Growth	217-International Growth	417-International Growth
024-High-Yield Bond	224-High-Yield Bond	424-High-Yield Bond
014-Bond[a]	214-Bond
016-Short Duration[a]	216-Short Duration
015-Money Market[a]	215-Money Market

[a]	$1,000 minimum for Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund.

DISTRIBUTION AND SERVICE (12b-1) FEES

Harbor Fund has adopted a distribution plan for each of the funds’ retirement and investor class of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the funds pay distribution and service fees to HCA Securities, Inc., (the “Distributor”), for the sale, distribution and servicing of their shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies. Because the funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

TRANSFER AGENT FEES

Each fund pays Harbor Transfer, Inc. transfer agent fees on a per class basis for its services as shareholder servicing agent for the funds. Harbor Transfer uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through financial intermediaries.

Your Harbor Fund Account

MINIMUM INVESTMENT EXCEPTIONS

Harbor Fund may, in its discretion, waive or lower the investment minimum for the Investor Class of any fund and for the Institutional Class of those funds with a $1,000 investment minimum.

You may purchase Institutional Class shares notwithstanding the $50,000 minimum investment amount if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	You were a shareholder of Harbor Fund on October 31, 2002 and maintained a balance in your Harbor Fund account (hereinafter referred to as “original shareholders” or “grandfathered shareholders”). You will lose your “grandfathered” status if you deplete your account to a zero balance.

(b)	You received all or a portion of a grandfathered account due to death, divorce, a partnership dissolution, or as a gift of shares to a charitable organization.

(c)	Current officers, partners, employees or registered representatives of broker-dealers which have entered into sales agreements with the Distributor.

(d)	Members of the immediate family living in the same household of any of the persons included in items a, b, or c.

(e)	Current trustees and officers of Harbor Fund.

(f)	Current partners and employees of legal counsel to Harbor Fund.

(g)	Current directors, officers or employees of Harbor Capital and its affiliates.

(h)	Current directors, officers, or employees of Owens-Illinois, Inc.

(i)	Current directors, officers, employees, or sales representatives of any subadviser to any Harbor Fund.

(j)	Members of the immediate family of any of the persons included in items e, f, g, h, or i.

(k)	Any trust, custodian, pension, profit sharing or other benefit plan of the foregoing persons.

(l)	Employer-sponsored retirement plan participants that transfer directly into a separate account with Harbor within 60 days from withdrawal out of their employer-sponsored retirement plan account at Harbor.

(m)	Individuals that transfer directly into a separate account with Harbor within 60 days from withdrawal out of an omnibus account at Harbor.

(n)	Certain wrap accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the Distributor.

(o)	Employer-sponsored retirement plans where the investment in each fund is expected to meet the minimum investment amount within a reasonable time period.

(p)	Participants in a 403(b) plan, 457 plan or other employer-sponsored retirement plan if (i) your employer has made special arrangements for your plan to operate as a group through a single broker, dealer or financial intermediary; and (ii) all participants in the plan who purchase shares of a Harbor Fund do so through a single broker, dealer or other financial intermediary designated by your employer.

(q)	Certain family trust accounts adhering to standards established by the Distributor.

Your Harbor Fund Account

How to Purchase Shares
Harbor Fund will not accept cash, money orders, “starter checks”, third-party checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S.

Harbor Fund does not issue share certificates.

Harbor Fund reserves the right to verify the accuracy of the submitted banking information prior to activation of your account. The verification may take up to 10 business days.

Please make note of your confirmation number when transacting via the telephone and the Internet.

Harbor Small Cap Growth Fund and as of June 30, 2005, Harbor Small Cap Value Fund are closed to new investors.

All orders to purchase shares received in good order by Harbor Fund or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Fund.

You may make up to three round trips in a fund in a 12-month period. Round trips must be at least 30-days apart. However, Harbor Fund at all times reserves the right to reject any purchase for any reason without prior notice if Harbor Fund determines that a shareholder or client of an intermediary has engaged in short-term or excessive trading that Harbor Fund believes may be harmful to the fund involved. Harbor Fund monitors trading activity in all accounts. If Harbor Fund discovers what it believes is excessive trading or market timing activity in any fund, it may bar future purchases. A “round trip” is a redemption out of a fund (by any means) followed by a purchase back into the same fund (by any means). Different restrictions may apply if you invest through an intermediary. For more information about the Funds’ policy on excessive trading, see “Excessive Trading.”

BY MAIL	Open a new account	Add to an existing account

First class mail to: Harbor Transfer, Inc. P.O. Box 10048 Toledo, OH 43699-0048	Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Complete the investment slip included with your most recent confirmation or statement.
Express or registered mail to: Harbor Transfer, Inc. One SeaGate 14th Floor Toledo, OH 43666
Make your check payable to: “Harbor Fund”

If your check does not clear for any reason, the shareholder servicing agent will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases.

Neither Harbor Fund nor the shareholder servicing agent is responsible for any misdirected or lost mail.

BY TELEPHONE	Add to an existing account
Call Harbor Transfer at: 1-800-422-1050	You may purchase shares via our automated telephone service 24 hours a day or by contacting a shareholder servicing agent during normal business hours.

Telephone purchases are limited to $100,000 per fund, per day. Telephone and Internet transactions are aggregated for purposes of the $100,000 limit.

Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or a shareholder servicing agent by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our web site.

You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call the shareholder servicing agent at 1-800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our web site at www.harborfund.com.

Your Harbor Fund Account

How to Purchase Shares	BY WIRE	Open a new account	Add to an existing account
	Wire to: State Street Bank and Trust Company Boston, MA ABA#: 0110 0002 8 Acct: DDA #3018-065-7 Supply fund name, share class, account registration and account number	Send the completed account application to Harbor Transfer at the address listed under “By Mail.” Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.	Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.
Call the shareholder servicing agent at 1-800-422-1050 if you are sending a wire of $100,000 or more.

	BY INTERNET Visit our web site at: www.harborfund.com	Add to an existing account If your account has internet purchase privileges, you may purchase shares via our web site 24 hours a day.
Internet purchases are limited to $100,000 per fund, per day. Telephone and Internet transactions are aggregated for purposes of the $100,000 limit.

Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our web site (for example, during unusual market activity), you may call a shareholder servicing agent during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.

You must have banking instructions already established on your account to purchase shares through the Internet. If banking instructions were not established at the time you opened your account, call the shareholder servicing agent at 1-800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our web site.

	THROUGH A FINANCIAL	You may purchase fund shares through an intermediary, such as a broker-
	INTERMEDIARY	dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than the funds. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Fund directly.

HCA Securities, the distributor of Harbor Fund, has contracted with certain intermediaries to accept and forward purchase orders to the funds on your behalf. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

HCA Securities, Harbor Transfer or Harbor Capital Advisors or its affiliates may compensate, out of their own assets, certain intermediaries for distribution of fund shares, and for shareholder recordkeeping, subaccounting and other similar services.
Harbor Fund is not responsible for the failure of any intermediary to carry out its obligations to its customers.

Your Harbor Fund Account

How to Exchange Shares
An exchange is a redemption of shares from one Harbor fund and a purchase of shares in another Harbor fund and may be subject to a redemption fee. Please refer to “How to Sell Shares” for a description of the redemption fee.

Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.

Please make note of your confirmation number when transacting via the telephone and the Internet.

All orders to exchange shares received in good order by Harbor Fund or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Fund.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. You may make up to three round trips in a fund in a 12-month period. Round trips must be at least 30-days apart. However, Harbor Fund at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Fund determines that a shareholder or client of an intermediary has engaged in short-term or excessive trading that Harbor Fund believes may be harmful to the fund involved. Harbor Fund monitors trading activity in all accounts. If Harbor Fund discovers what it believes is excessive trading or market timing activity in any fund, it may bar future purchases or terminate the exchange privilege after even one round trip. A “round trip” is a redemption out of a fund (by any means) followed by a purchase back into the same fund (by any means). Different restrictions may apply if you invest through an intermediary. For more information about the funds’ policy on excessive trading, see “Excessive Trading.”

Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each fund. You should consider the differences in investment objectives and expenses of a fund before making an exchange.

Harbor Fund may change or terminate its exchange policy on 60 days prior notice.

INSTITUTIONAL CLASS SHAREHOLDERS

This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.

If you are an original shareholder (a shareholder of any Harbor Fund as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor Fund.

If you are not an original shareholder, you must meet the minimum initial investment requirements for each fund.

RETIREMENT CLASS SHAREHOLDERS

You may exchange your shares of the Retirement Class for Retirement Class shares or any other Harbor Fund available through your retirement plan. In addition, you may exchange your shares of the Retirement Class for shares of either the Institutional or Investor Class shares of another Harbor Fund if such class of shares is available through your retirement plan.

INVESTOR CLASS SHAREHOLDERS

If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor Fund and for Institutional Class shares of Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund. Your exchanges out of the Institutional Class shares of Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund into another Harbor Fund would be subject to the minimum investment requirements for each fund and class.

BY MAIL First class mail to: Harbor Transfer, Inc. P.O. Box 10048 Toledo, OH 43699-0048 Express or registered mail to: Harbor Transfer, Inc. One SeaGate 14th Floor Toledo, OH 43666	You may mail an exchange request to the shareholder servicing agent. Indicate the name of the fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.

Neither Harbor Fund nor the shareholder servicing agent is responsible for any misdirected or lost mail.

Your Harbor Fund Account

How to Exchange Shares

BY TELEPHONE Call Harbor Transfer at: 1-800-422-1050	If your account has telephone exchange privileges, you may exchange shares via our automated telephone service 24 hours a day or by contacting a shareholder servicing agent during normal business hours.

If you are unable to access our automated telephone service or reach a shareholder servicing agent by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our web site.

BY INTERNET Visit our web site at: www.harborfund.com	If your account has internet exchange privileges, you may exchange shares via our web site 24 hours a day.

If you are unable to access our web site (for example, during unusual market activity), you may call a shareholder servicing agent during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

THROUGH A FINANCIAL INTERMEDIARY	You may exchange fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than the funds. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Fund directly.

HCA Securities, the distributor of Harbor Fund, has contracted with certain intermediaries to accept and forward exchange orders to the funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

HCA Securities, Harbor Transfer or Harbor Capital Advisors or its affiliates may compensate, out of their own assets, certain intermediaries for distribution of fund shares, and for shareholder recordkeeping, subaccounting and other similar services.

Harbor Fund is not responsible for the failure of any intermediary to carry out its obligations to its customers.

Your Harbor Fund Account

How to Sell Shares
Redemptions may be taxable transactions and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.

Neither Harbor Fund nor the shareholder servicing agent is obligated, under any circumstances, to pay interest on redemption proceeds.

Redemption proceeds not cashed within 180 days may be reinvested to the account in which it was redeemed at the then current NAV.

Please make note of your confirmation number when transacting via the telephone and the Internet.

All orders to sell shares received in good order by Harbor Fund or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Each fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.

Redemption Fee

The Harbor International Fund and Harbor International Growth Fund charge a 2% redemption fee on shares that are redeemed before they have been held for 60 days. The Harbor High-Yield Bond Fund charges a 1% redemption fee on shares that are redeemed before they have been held for 9 months.

This fee applies when shares are redeemed, by exchange to another Harbor fund or by application of the accounts with small balances exchange policy. The redemption fee is paid directly to the respective fund to offset the transaction costs of frequent trading and to protect long-term shareholders of the fund. The fee ensures that short-term investors pay their share of the fund’s transaction costs and that long-term investors do not subsidize the activities of short-term traders.

Certain intermediaries have agreed to charge the redemption fee on their customers’ accounts. In this case, the amount of the fee and the holding period will generally be consistent with the respective funds’. However, due to operational requirements, the intermediaries’ methods for tracking and calculating the fee may differ in some respects from the funds’.

The redemption fee is applicable to all short-term redemptions or exchanges of shares. However, the redemption fee does not apply to certain types of accounts, including: (i) certain plan sponsored retirement plans that do not have or report to the funds sufficient information to impose a redemption fee on their participants’ accounts; (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption fee on its underlying customers’ accounts; and (iv) certain intermediaries that do not have or report to the funds sufficient information to impose a redemption fee on their customers’ accounts.

In addition, the redemption fee does not apply to (i) premature distributions from retirement accounts due to the disability or health of the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the funds; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) reinvested distributions (dividends and capital gains); (vi) redemptions initiated through an Automatic Withdrawal Plan; (vii) redemptions pursuant to a systematic rebalancing or asset allocation program established with Harbor; and (viii) transactions involving shares transferred from one account to another account in the same fund and shares converted from one class to another class in the same fund.

We will always redeem your “oldest” shares first. In addition, in the event that you transfer your shares to a different account registration (or convert them to a different share class), the shares will retain their redemption fee status. If you transfer (or convert) less than 100% of your account, we will carry over the redemption fee status of your shares. From time to time, the funds may waive or modify redemption fees for certain categories of investors. Each fund may modify its redemption policies at any time without giving advance notice to shareholders.

BY MAIL First class mail to: Harbor Transfer, Inc. P.O. Box 10048 Toledo, OH 43699-0048 Express or registered mail to: Harbor Transfer, Inc. One SeaGate 14th Floor Toledo, OH 43666	You may mail a written redemption request to the shareholder servicing agent. State the name of the fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.

IRA redemption requests must be made in writing, including tax withholding information. If withholding information is not specified, Harbor Fund will withhold 10%. Call the shareholder servicing agent or visit our web site at www.harborfund.com for an IRA Request for Distribution form.

A signature guarantee may be required. See “Shareholder and Account Policies” for more information.

Neither Harbor Fund nor the shareholder servicing agent is responsible for any misdirected or lost mail.

Your Harbor Fund Account

How to Sell Shares	BY TELEPHONE Call Harbor Transfer at: 1-800-422-1050	If your account has telephone redemption privileges, you may redeem shares via our automated telephone service 24 hours a day or by contacting a shareholder servicing agent during normal business hours.

Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or reach a shareholder servicing agent by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our web site.

IRA redemption requests must be made in writing. Call the shareholder servicing agent or visit our web site at www.harborfund.com for an IRA Request for Distribution form.

BY INTERNET Visit our web site at: www.harborfund.com	If your account has Internet redemption privileges, you may redeem shares via our web site 24 hours a day.

Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our web site (for example, during unusual market activity), you may call a shareholder servicing agent during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.

IRA redemption requests must be made in writing. Call the shareholder servicing agent or visit our web site at www.harborfund.com to request an IRA Request for Distribution form.

THROUGH A FINANCIAL INTERMEDIARY	You may redeem fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Fund directly.

HCA Securities, the distributor of Harbor Fund, has contracted with certain intermediaries to accept and forward redemption requests to the funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

HCA Securities, Harbor Transfer or Harbor Capital Advisors or its affiliates may compensate, out of their own assets, certain intermediaries for distribution of fund shares, and for shareholder recordkeeping, subaccounting and other similar services.

Harbor Fund is not responsible for the failure of any intermediary to carry out its obligations to its customers.

Shareholder and Account Policies

Transaction and Account Policies

RIGHTS RESERVED BY HARBOR FUNDS
Harbor Fund reserves the following rights: (1) to accept initial purchases by telephone or mail; (2) to refuse any purchase or exchange order; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if the fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund or if required by law.

EXCESSIVE TRADING/MARKET-TIMING
Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor funds are intended for long-term investment purposes only. Harbor Fund has taken reasonable steps to seek to prevent excessive short-term trading.

Excessive short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain funds invest a significant portion of their assets in small cap securities or high-yield bonds. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a fund’s portfolio securities, as reflected by the fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities. In the case of funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a fund prices its shares, which may affect the prices of the foreign securities held by the funds. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.

The Board of Trustees has adopted policies and procedures and authorized Harbor Fund to take the following actions to discourage excessive short-term trading activity in the funds.

Harbor Fund will bar future purchases into a fund and any other Harbor funds by any investor who makes more than three round trips (as defined under “How to Purchase Shares”) in a fund in a 12-month period or who makes round trips that are less than 30 days apart and will terminate the exchange privilege of that investor. Harbor Fund monitors trading activity in all accounts. If Harbor Fund discovers what it believes is excessive trading or market timing activity in any fund, it may bar future purchases or terminate the exchange privilege after even one round trip. Harbor Fund may also ban a shareholder from opening new accounts or adding to existing accounts in any Harbor fund. Funds at greater risk for market timing activity impose a redemption fee on shares redeemed within short periods of time. See “Redemption Fee”. As described under “Pricing of Fund Shares”, Harbor Fund has also implemented fair value pricing procedures which may have the effect of reducing market timing activity in some funds. In addition, the funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a fund. For example, a fund may refuse a purchase order if the fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the fund’s investment policies or the fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions placed in violation of the funds’ exchange limits or excessive trading policy are not deemed accepted by a fund.

This excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the funds; (iii) reinvested distributions (dividends and capital gains); (iv) transactions

Shareholder and Account Policies

initiated through an Automatic Purchase, Exchange or Withdrawal Plan; (v) transactions pursuant to a systematic rebalancing or asset allocation program established with Harbor; (vi) transactions involving shares transferred from one account to another account in the same fund and shares converted from one class to another class in the same fund; (vii) transactions initiated by a plan sponsor; (viii) transactions below a dollar amount applicable to all accounts that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the fund; and (ix) omnibus accounts maintained by financial intermediaries.

While Harbor Fund seeks to apply its excessive trading policy to all accounts, Harbor Fund may not be able to apply it to accounts which are maintained by financial intermediaries because of the difficulty in identifying individual investor transactions or the difficulty in identifying the investor responsible for a particular transaction even if the transaction itself is identified. To the extent Harbor Fund is able to identify excessive short-term trading in accounts maintained by intermediaries, Harbor Fund will seek the cooperation of the intermediary to enforce Harbor Fund’s excessive trading policy. There can be no assurance that the intermediary will cooperate in all instances.

In addition, some financial intermediaries may impose their own restrictions on short-term trading which may differ from Harbor Fund’s. Harbor Fund may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Fund determines, in its discretion, that the intermediary’s restrictions provide protection to the funds that is substantially equivalent to Harbor Fund’s policy.

For those funds which charge a redemption fee, Harbor Fund seeks to apply its redemption fee policy to all accounts except those accounts identified as non-applicable under “Redemption Fees”. Harbor Fund is encouraging those intermediaries which are not subject to the redemption fee policy, because they do not have the capability to apply the redemption fee to their underlying customers’ accounts, to develop that capability. Harbor Fund seeks to apply its redemption fee policy to those accounts soon after the intermediary indicates it has developed that capability.

The trading history of accounts under common ownership or control within any of the Harbor funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a fund.

Purchase orders (including the purchase portion of an exchange) received by a financial intermediary in violation of the funds’ excessive trading policy are not deemed accepted by a fund. The funds’ exchange limits and excessive trading policies generally do not apply to the Harbor Short Duration Fund and Harbor Money Market Fund, although they at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

PORTFOLIO HOLDINGS DISCLOSURE POLICY
Each fund’s full portfolio holdings, as well as industry, security, and regional breakdowns, are published quarterly, with a 15-day lag, on www.harborfund.com. In addition, the funds’ top ten portfolio holdings in order of position size will be published quarterly, with a 10-day lag, on www.harborfund.com. This information is available on Harbor Fund’s web site for the entire quarter.

The funds also provide the percentage of their total portfolios that are represented by their top ten holdings.

Additional information about Harbor Fund’s portfolio holdings disclosure policy is available in the Statement of Additional Information.

PRICING OF FUND SHARES
Each fund’s share price, called its net asset value, or NAV, per share, is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m., eastern time. NAV per share for each class of shares outstanding is computed by dividing the net assets of the fund attributable to that class by the number of fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is not calculated, and the funds do not transact purchase or redemption requests. However, on those days the value of a fund’s assets may be affected to the extent that the fund holds foreign securities that trade on foreign markets that are open.

Harbor Money Market Fund values its securities at amortized cost. Each of the other funds value the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services.

Shareholder and Account Policies

When reliable market quotations are not readily available or when market quotations are considered unreliable, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees, which may include utilizing an independent pricing service. A fund may use fair-value pricing if the value of some or all of the fund’s securities have been materially affected by events occurring before the fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from market quotations or official closing prices for the same securities. This means the fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.

For the funds which invest in international equity securities, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the funds’ net asset values are determined. As a result, at least some of the international funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any day the international funds calculate their net asset values.

Share prices are normally available after 7:00 p.m. Eastern time by calling 1-800-422-1050 or visiting www.harborfund.com.

PAYING FOR SHARES BY CHECK
If you purchase fund shares by check:

-	No third-party checks, starter checks, money orders, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S. are accepted.
-	You may sell the shares, but the proceeds may not be available for up to 10 business days to make sure that the check has cleared.
-	The shareholder servicing agent will cancel your purchase and deduct $25 from your account if the check does not clear for any reason. You may also be prohibited from future purchases.

You can avoid the 10 business day holding period by purchasing shares by wire. Use of ACH will reduce the holding period to up to 3 business days.

REDEMPTIONS IN-KIND
A fund may make payment for shares wholly or in part by distributing portfolio securities (instead of cash) to the shareholder. The redeeming shareholder must pay transaction costs to sell these securities.

ACCOUNTS WITH SMALL BALANCES
If you establish an account with less than the applicable minimum requirement for the respective Class or if your account balance falls below the required minimum investment for that Class due to redemptions, the shareholder servicing agent may ask that the account be increased. If your account balance is not increased within 60 days, the shareholder servicing agent reserves the right to exchange your Institutional Class shares at the then current NAV for shares of the respective fund’s Investor Class and reserves the right to redeem, in full, shares of the Investor Class.

STATEMENTS AND REPORTS
You will receive a confirmation statement after each transaction affecting your account, however, shareholders participating in an automatic plan will receive only quarterly confirmations of all transactions. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact the shareholder servicing agent regarding any errors or discrepancies.

The funds produce financial reports, which include a list of each of the fund’s portfolio holdings, semi-annually and update their prospectus annually.

Unless you instruct Harbor otherwise by contacting a shareholder servicing agent, the funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Fund account. This process is known as “householding.” Please call a shareholder servicing agent if you would like to receive additional copies of these documents. Individual copies will be sent within thirty (30) days after Harbor receives your instructions. Your consent to householding is considered valid until revoked.

Shareholder and Account Policies

SIGNATURE GUARANTEES
A signature guarantee is required if any of the following is applicable:

-	You request a redemption above $100,000.
-	You would like a check made payable to anyone other than the shareholder(s) of record.
-	You would like a check mailed to an address which has been changed within 10 business days of the redemption request.
-	You would like a check mailed to an address other than the address of record.
-	You would like your redemption proceeds wired to a bank account other than a bank account of record.

Harbor Fund reserves the right to waive or require a signature guarantee under certain circumstances.

A signature guarantee may be refused if any of the following is applicable:

-	It does not appear valid or in good form.
-	The transaction amount exceeds the surety bond limit of the signature guarantee.
-	The guarantee stamp has been reported as stolen, missing or counterfeit.

How to Obtain a Signature Guarantee

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

If you are a Harbor Fund shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature.

Shareholder and Account Policies

Each Fund Distributes Substantially all of its Income and Gains

You may receive dividend and capital gain distributions in cash or reinvest them. Dividend and capital gain distributions will be reinvested in additional shares of the same fund unless you elect otherwise.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Each fund will distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each fund declares and pays any dividends from net investment income and capital gains at least annually in December. Money Market Fund declares any dividends from net investment income daily and pays the dividends monthly. Money Market Fund distributes any capital gains annually, in December. Each fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Capital Appreciation Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund and International Growth Fund expect distributions to be primarily from capital gain. Large Cap Value Fund, International Fund, High-Yield Bond Fund, and Bond Fund expects distributions to be from both capital gain and income. Short Duration Fund and Money Market Fund expect distributions to be from income.

For U.S. federal income tax purposes, distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and other factors and distributions of net short-term capital gain are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so designated by a fund and certain other conditions are met by the fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate. In order for an individual shareholder to be taxed at the maximum 15% rate on otherwise “qualified dividend income”, the shareholder must meet certain holding-period requirements, as discussed in detail in the fund’s statement of additional information. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional fund shares.

BUYING DIVIDENDS

Generally, you should avoid investing in a fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Otherwise, dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the fund, whether or not you reinvested the dividends. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the funds pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest it in more shares.

Every January each fund will send you information about the fund’s dividends and distributions during the previous calendar year.

If you do not provide Harbor Fund with your correct social security number or other taxpayer identification number along with certifications required by the Internal Revenue Service, you may be subject to a backup withholding tax of 28% on your dividends and capital gain distributions, redemptions, exchanges and any other payments to you.

Each fund will send dividends and capital gain distributions elected to be received as cash to the address of record. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if either of the following occur:

-	Postal or other delivery service is unable to deliver checks to the address of record; or
-	Dividends and capital gain distributions are not cashed within sixty (60) days.

Neither Harbor Fund nor the shareholder servicing agent has any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you.

Shareholder and Account Policies

NORMAL DIVIDEND DISTRIBUTION SCHEDULE FOR ALL SHARE CLASSES

	Annually	Semi-Annually	Quarterly	Monthly

DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund	X
Harbor Mid Cap Growth Fund	X
Harbor Small Cap Growth Fund	X
Harbor Large Cap Value Fund		X
Harbor Mid Cap Value Fund	X
Harbor Small Cap Value Fund	X

INTERNATIONAL EQUITY FUNDS
Harbor International Fund	X
Harbor International Growth Fund	X

FIXED INCOME FUNDS
Harbor High-Yield Bond Fund			X
Harbor Bond Fund			X
Harbor Short Duration Fund				X
Harbor Money Market Fund				X

Investor Services

Harbor Fund Provides a Variety of Services to Manage your Account

If you already have a Harbor Fund account, call the shareholder servicing agent at 1-800-422-1050 to request an Account Maintenance form to add these features or you may download the form from our web site at www.harborfund.com.

WWW.HARBORFUND.COM
Our web site provides to you, 24 hours a day, access to your account information, the ability to conduct transactions, the option to request forms and applications, and offers additional information on each of the Harbor funds.

In order to engage in transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to www.harborfund.com and follow the procedures accordingly).

When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.

Transactions through the Internet are subject to the same minimums as other transaction methods.

Procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information prior to acting upon instructions and sending written confirmation of Internet transactions are used by the shareholder servicing agent. To the extent that reasonable procedures are used to confirm that instructions received through the Internet are genuine, neither Harbor Fund, the shareholder servicing agent, nor the distributor will be liable for acting on these instructions.

TRANSFER ON DEATH REGISTRATION
You may indicate on the account application to whom the account will be transferred on your death.

TOD registration is available only for accounts registered in an individual name or as joint tenants with rights of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA, or institutional accounts. TOD registration requires the name(s) of the beneficiary(ies) to be listed on the account registration followed by “TOD, Subject to STA TOD Rules”. Harbor Fund reserves the right to use the term “beneficiaries” in an account registration rather than list each named beneficiary. However, the shareholder must provide the name, address, social security number, and birth date of each beneficiary. Per stirpes designation and contingent beneficiaries will not be accepted.

To add TOD registration to an existing account, call the shareholder servicing agent at 1-800-422-1050 to request the Transfer on Death Registration form and instructions or you may download the form from our web site at www.harborfund.com.

TELEPHONE SERVICES
1-800-422-1050
Our automated telephone service is available 24 hours a day. It provides you the ability to conduct transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds.

When you establish an account, you will be granted telephone transaction privileges unless you decline them on the application.

Telephone transactions are subject to the same minimums as other transaction methods.

Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions are used by the shareholder servicing agent. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, neither Harbor Fund, the shareholder servicing agent, nor the distributor will be liable for acting on these instructions.

RETIREMENT ACCOUNTS
For information on establishing retirement accounts, please call 1-800-422-1050.

-	Traditional IRA – an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.
-	Roth IRA – an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.
-	SEP IRA – an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.
-	Other Retirement Plans – A Harbor Fund may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.

Investor Services

Harbor Fund may amend or terminate the automatic plans without notice to participating shareholders.

CHECKWRITING FOR MONEY MARKET FUND
You must have a Money Market Fund account established prior to adding this service. Call the shareholder servicing agent at 1-800-422-1050 to request a signature card to add the checkwriting feature. There is no check writing privilege for IRA accounts.

Individual checks must be for $500 or more. You can not close a Harbor Money Market Fund account by writing a check.

AUTOMATIC INVESTMENT PLAN
You may select this feature when completing the account application.

You may sell the shares, but the proceeds may not be available for up to 3 business days after the initial purchase to make sure that the funds from your account have cleared.

If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future automatic investment plan purchases.

By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals.

If you already have a Harbor Fund account, call the shareholder servicing agent at 1-800-422-1050 to request an Automatic Options form to add this feature or you may download the form from our web site at www.harborfund.com.

AUTOMATIC EXCHANGE PLAN
You may automatically exchange between Harbor funds either monthly or quarterly. The minimum exchange amount is $100. The fund being exchanged out of and exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.

AUTOMATIC WITHDRAWAL PLAN
You may direct Harbor Fund to withdraw a specific dollar amount (minimum of $100) on a monthly or quarterly schedule. If you have multiple plans, the dollar amount in each plan must be the same.

If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions for you. You should consult your tax adviser.

DIVIDEND EXCHANGE PLAN
You may invest dividends and capital gain distributions from one fund in shares of another fund provided you have opened an account in the other fund and have satisfied the applicable minimum investment requirements. Shares are purchased on the dividend payment date at the dividend payment price which is the same as the ex-dividend date. Purchases are credited to your account on this date.

Financial Highlights

The financial highlights table is intended to help you understand the funds’ financial performance for the past five years, or less if a fund has a shorter operating history. Certain information reflects financial results for a single fund share. Total returns represent the rate that a shareholder would have earned/ lost on an investment in a fund (assuming reinvestment of all dividends and distributions).

						Less Distributions
		Income From Investment Operations
	Net Asset					Dividends	Distributions
	Value	Net		Net Realized and	Total from	from Net	from Net
	Beginning	Investment		Unrealized Gains/(Losses)	Investment	Investment	Realized	Total
Year/Period Ended	of Period	Income/(Loss)		on Investments	Operations	Income	Capital Gains[11]	Distributions
DOMESTIC EQUITY FUNDS
HARBOR CAPITAL APPRECIATION FUND
Institutional Class
October 31, 2004	$25.21	$.02	[c]	$1.63	$1.65	$(.05)	$—	$(.05)
October 31, 2003	21.04	.05	[c]	4.16	4.21	(.04)	—	(.04)
October 31, 2002	26.40	.04		(5.36)	(5.32)	(.04)	—	(.04)
October 31, 2001	48.16	.04		(15.63)	(15.59)	—	(6.17)	(6.17)
October 31, 2000	46.92	—		5.84	5.84	—	(4.60)	(4.60)
Retirement Class
October 31, 2004	$25.21	$—		$1.59	$1.59	$(.03)	$—	$(.03)
October 31, 2003[1]	21.04	.04	[c]	4.17	4.21	(.04)	—	(.04)
Investor Class
October 31, 2004	$25.12	$(.05)[c]		$1.58	$1.53	$—	$—	$—
October 31, 2003[1]	21.04	—		4.11	4.11	(.03)	—	(.03)

HARBOR MID CAP GROWTH FUND
Institutional Class
October 31, 2004	$5.96	$—		$.19	$.19	$—	$—	$—
October 31, 2003	4.14	(.03)[c]		1.85	1.82	—	—	—
October 31, 2002	5.64	(.06)[c]		(1.44)	(1.50)	—	—	—
October 31, 2001[2]	10.00	—		(4.36)	(4.36)	—	—	—
Retirement Class
October 31, 2004	$5.96	$(.04)[c]		$.23	$.19	$—	$—	$—
October 31, 2003[1]	4.14	(.02)[c]		1.84	1.82	—	—	—
Investor Class
October 31, 2004	$5.96	$.01	[c]	$.18	$.19	$—	$—	$—
October 31, 2003[1]	4.14	(.02)[c]		1.84	1.82	—	—	—

HARBOR SMALL CAP GROWTH FUND
Institutional Class
October 31, 2004	$12.05	$—		$.77	$.77	$—	$—	$—
October 31, 2003	8.65	(.04)[c]		3.44	3.40	—	—	—
October 31, 2002[3]	9.72	(.03)[c]		(1.04)	(1.07)	—	—	—
October 31, 2001[2]	10.00	—		(.28)	(.28)	—	—	—
Retirement Class
October 31, 2004	$12.05	$(.02)[c]		$.75	$.73	$—	$—	$—
October 31, 2003[1]	8.65	(.02)[c]		3.42	3.40	—	—	—
Investor Class
October 31, 2004	$12.02	$.02	[c]	$.70	$.72	$—	$—	$—
October 31, 2003[1]	8.65	(.06)[c]		3.43	3.37	—	—	—

HARBOR LARGE CAP VALUE FUND
Institutional Class
October 31, 2004	$13.52	$.14	[c]	$1.45	$1.59	$(.11)	$—	$(.11)
October 31, 2003	11.43	.11	[c]	2.11	2.22	(.13)	—	(.13)
October 31, 2002	13.01	.10		(1.63)	(1.53)	(.05)	—	(.05)
October 31, 2001[4]	13.88	.24		(.68)	(.44)	(.24)	(.19)	(.43)
October 31, 2000	15.40	.27		.08	.35	(.30)	(1.57)	(1.87)
Retirement Class
October 31, 2004	$13.52	$.08	[c]	$1.50	$1.58	$(.11)	$—	$(.11)
October 31, 2003[1]	11.43	.15	[c]	2.07	2.22	(.13)	—	(.13)
Investor Class
October 31, 2004	$13.49	$.10	[c]	$1.43	$1.53	$(.06)	$—	$(.06)
October 31, 2003[1]	11.43	.10	[c]	2.07	2.17	(.11)	—	(.11)

See page 56 for notes to the Financial Highlights.

The information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the funds’ financial statements, are incorporated by reference in the SAI, both of which are available upon request.

							Ratio of
						Ratio of	Operating
				Ratio of		Operating	Expenses		Ratio of	Ratio of
Net Asset			Net Assets	Operating		Expenses	Net of		Interest/Dividend	Net Investment
Value			End of	Expenses to		Not Imposed	All Offsets to		Expense	Income/(Loss)
End of	Total		Period	Average Net		to Average	Average		to Average	to Average		Portfolio
Period	Return		(000s)	Assets (%)[12]		Net Assets (%)	Net Assets (%)		Net Assets (%)	Net Assets (%)		Turnover (%)

$26.81	6.54	% [d]	$6,497,130	.67%[c]		.01%	.67%[c]		—%	.09%[c]		67%
25.21	20.04	[d]	6,338,120	.71	[c]	.01	.71	[c]	—	.24	[c]	64
21.04	(20.20)		5,055,492	.69		—	.69		.01[f]	.16		76
26.40	(35.23)		6,020,099	.66		—	.66		—	.15		89
48.16	12.26		9,100,317	.64		—	.64		—	(.07)		86

$26.77	6.32	% [d]	$11,775	.92%[c]		.01%	.92%[c]		—%	(.18)%[c]		67%
25.21	20.04	[d]	850	.94	[c]	.01	.94	[c]	—	(.09)[c]		64

$26.65	6.09	% [d]	$101,372	1.10%[c]		.01%	1.10%[c]		—%	(.35)%[c]		67%
25.12	19.55	[d]	40,475	1.13	[c]	.01	1.13	[c]	—	(.29)[c]		64

$6.15	3.19	% [d]	$49,275	0.98%[c]		.14%	.98%[c]		—%	(.65)%[c]		77%
5.96	44.31	[d]	25,743	1.20	[c]	.58	1.20	[c]	—	(.95)[c]		114
4.14	(26.77	) [d]	8,974	1.20	[c]	.31	1.20[c]		—	(1.11	) [c]	70
5.64	(43.60	) [d]	9,752	1.20	[c]	.53	1.20	[c]	—	(.92)[c]		61

$6.15	3.19	% [d]	$1	1.23%[c]		.08%	1.23%[c]		—%	(.90)%[c]		77%
5.96	44.31	[d]	6	1.40	[c]	.63	1.40	[c]	—	(1.13)[c]		114

$6.15	3.19	% [d]	$891	1.38%[c]		.18%	1.38%[c]		—%	(1.06)%[c]		77%
5.96	44.31	[d]	209	1.40	[c]	.81	1.40	[c]	—	(1.13)[c]		114

$12.82	6.39	% [d]	$709,318	.83%[c]		.02%	.83%[c]		—%	(.48)%[c]		54%
12.05	39.31	[d]	631,734	.93	[c]	.02	.93	[c]	—	(.61)[c]		83
8.65	(11.01	) [d]	103,951	.95	[c]	.08	.95	[c]	—	(.71)[c]		50
9.72	(2.80	) [d]	17,317	1.20	[c]	.63	1.20	[c]	—	(.67)[c]		56

$12.78	6.06	% [d]	$8,074	1.08%[c]		.01%	1.08%[c]		—%	(.73)%[c]		54%
12.05	39.31	[d]	4,482	1.16	[c]	.02	1.16	[c]	—	(.83)[c]		83

$12.74	5.90	% [d]	$26,527	1.25%[c]		.02%	1.25%[c]		—%	(.91)%[c]		54%
12.02	39.08	[d]	12,279	1.36	[c]	.02	1.36	[c]	—	(1.03)[c]		83

$15.00	11.79	% [d]	$352,917	.68%[c]		.02%	.68%[c]		—%	1.10%[c]		19%
13.52	19.56	[d]	202,159	.77	[c]	.01	.77	[c]	—	.94	[c]	25
11.43	(11.83)		142,063	.77		—	.77		—	.75		35
13.01	(3.20)		130,629	.77		—	.77		.14 [e]	1.64		194
13.88	3.07		147,615	.80		—	.80		.16 [e]	2.05		106

$14.99	11.69	% [d]	$4,515	.92%[c]		.03%	.92%[c]		—%	.86%[c]		19%
13.52	19.56	[d]	5	.93	[c]	.01	.93	[c]	—	.66	[c]	25

$14.96	11.34	% [d]	$16,452	1.10%[c]		.03%	1.10%[c]		—%	.68%[c]		19%
13.49	19.13	[d]	6,682	1.17	[c]	.01	1.17	[c]	—	.34	[c]	25

Financial Highlights — Continued

						Less Distributions
		Income From Investment Operations
	Net Asset					Dividends	Distributions
	Value	Net		Net Realized and	Total from	from Net	from Net
	Beginning	Investment		Unrealized Gains/(Losses)	Investment	Investment	Realized	Total
Year/Period Ended	of Period	Income/(Loss)		on Investments	Operations	Income	Capital Gains[11]	Distributions
DOMESTIC EQUITY FUNDS - Continued
HARBOR MID CAP VALUE FUND
Institutional Class
October 31, 2004[5]	$10.06	$.02	[c]	$1.01	$1.03	$—	$—	$—
October 31, 2003	8.33	.01	[c]	1.72	1.73	—	—	—
October 31, 2002[6]	10.00	—		(1.67)	(1.67)	—	—	—

Retirement Class
October 31, 2004	$10.06	$.02	[c]	$1.01	$1.03	$—	$—	$—
October 31, 2003[1]	8.33	—		1.73	1.73	—	—	—

Investor Class
October 31, 2004	$10.06	$(.01)[c]		$1.04	$1.03	$—	$—	$—
October 31, 2003[1]	8.33	(.01)[c]		1.74	1.73	—	—	—

HARBOR SMALL CAP VALUE FUND
Institutional Class
October 31, 2004	$13.88	$—		$2.70	$2.70	$—	$—	$—
October 31, 2003	9.99	(.01)[c]		3.90	3.89	—	—	—
October 31, 2002[7]	10.00	(.02)[c]		.01	(.01)	—	—	—

Retirement Class
October 31, 2004	$13.88	$.02	[c]	$2.67	$2.69	$—	$—	$—
October 31, 2003[1]	9.99	(.02)[c]		3.91	3.89	—	—	—
Investor Class
October 31, 2004	$13.87	$—		$2.63	$2.63	$—	$—	$—
October 31, 2003[1]	9.99	(.02)[c]		3.90	3.88	—	—	—

INTERNATIONAL EQUITY FUNDS
HARBOR INTERNATIONAL FUND
Institutional Class
October 31, 2004	$34.55	$.39	[c]	$5.50	$5.89	$(.51)	$(.56)	$(1.07)
October 31, 2003	26.69	.47	[c]	8.27	8.74	(.34)	(.54)	(.88)
October 31, 2002[8]	28.65	.42	[c]	(1.23)	(.81)	(.27)	(.88)	(1.15)
October 31, 2001	38.85	.57	[c]	(6.27)	(5.70)	(.71)	(3.79)	(4.50)
October 31, 2000	40.66	.48	[c]	1.22	1.70	(.65)	(2.86)	(3.51)

Retirement Class
October 31, 2004	$34.49	$37	[c]	$5.41	$5.78	$(.46)	$(.56)	$(1.02)
October 31, 2003[1]	26.69	.61	[c]	8.06	8.67	(.33)	(.54)	(.87)

Investor Class
October 31, 2004	$34.43	$.34	[c]	$5.36	$5.70	$(.45)	$(.56)	$(1.01)
October 31, 2003[1]	26.69	.47	[c]	8.14	8.61	(.33)	(.54)	(.87)

HARBOR INTERNATIONAL GROWTH FUND
Institutional Class
October 31, 2004[9]	$7.92	$.04	[c]	$.54	$.58	$(.08)	$—	$(.08)
October 31, 2003	6.74	.07	[c]	1.14	1.21	(.03)	—	(.03)
October 31, 2002	8.44	.06		(1.76)	(1.70)	—	—	—
October 31, 2001	17.56	—		(7.30)	(7.30)	—	(1.82)	(1.82)
October 31, 2000	19.13	.01		(.06)	(.05)	(.14)	(1.38)	(1.52)

Retirement Class
October 31, 2004[9]	$7.92	$.01	[c]	$.57	$.58	$(.08)	$—	$(.08)
October 31, 2003[1]	6.74	.03	[c]	1.18	1.21	(.03)	—	(.03)

Investor Class
October 31, 2004[9]	$7.92	$.04	[c]	$.52	$.56	$(.07)	$—	$(.07)
October 31, 2003[1]	6.74	.04	[c]	1.17	1.21	(.03)	—	(.03)

See page 56 for notes to the Financial Highlights.

							Ratio of
				Ratio of		Ratio of	Operating		Ratio of	Ratio of
Net Asset				Operating		Operating Expenses	Expenses Net of		Interest/Dividend	Net Investment
Value			Net Assets	Expenses		Not Imposed	All Offsets to		Expense	Income/(Loss)
End	Total		End of Period	to Average		to Average	Average		to Average	to Average		Portfolio
of Period	Return		(000s)	Net Assets (%)[12]		Net Assets (%)	Net Assets (%)		Net Assets (%)	Net Assets (%)		Turnover (%)

$11.09	10.36	% [d]	$10,354	1.02%[c]		1.08%	1.02%[c]		—%	.23%[c]		152%
10.06	20.77	[d]	7,959	1.20	[c]	1.15	1.20	[c]	—	.15	[c]	67
8.33	(16.70	) [b,d]	4,867	1.20	[a,c]	1.93 [a]	1.20	[a,c]	—	(.22)[a,c]		41 [b]

$11.09	10.36	% [d]	$2	—%[g]		—%[g]	—%[g]		—%[g]	—%[g]		152%
10.06	20.77	[d]	—	—	[g]	— [g]	—	[g]	— [g]	—	[g]	67

$11.09	10.24	% [d]	$268	1.39%[c]		1.53%	1.39%[c]		—%	(.15	) %[c]	152%
10.06	20.77	[d]	46	1.39	[c]	1.38	1.39[c]		—	(.16)[c]		67

$16.58	19.45	% [d]	$449,467	.84%[c]		.01%	.84%[c]		—%	(.13)%[c]		12%
13.88	38.94	[d]	159,380	.94	[c]	.30	.94	[c]	—	(.25)[c]		13
9.99	(.10	) [b,d]	14,906	1.20	[a,c]	.90 [a]	1.20	[a,c]	—	(.46)[a,c]		20 [b]

$16.57	19.38	% [d]	$1,911	.93%[c]		.01%	.93%[c]		—%	(.24)%[c]		12%
13.88	38.94	[d]	3	1.18	[c]	.30	1.18	[c]	—	(.59)[c]		13

$16.50	18.96	% [d]	$23,987	1.25%[c]		.01%	1.25%[c]		—%	(.53)%[c]		12%
13.87	38.84	[d]	1,290	1.29	[c]	.30	1.29	[c]	—	(.57)[c]		13

$39.37	17.26	% [d]	$7,567,123	.86%[c]		.01%	.86%[c]		—%	1.25%[c]		12%
34.55	33.69	[d]	5,449,385	89	[c]	.01	.89	[c]	—	1.83	[c]	21
26.69	(3.19	) [d]	3,446,010	.87	[c]	.06	.87	[c]	—	1.45	[c]	16
28.65	(16.40	) [d]	3,497,357	.91	[c]	.06	.91	[c]	—	1.36	[c]	7
38.85	3.74	[d]	4,830,275	.92	[c]	.06	.92	[c]	—	1.40	[c]	10

$39.25	16.96	% [d]	$27,727	1.11%[c]		.01%	1.11%[c]		—%	1.11%[c]		12%
34.49	33.42	[d]	5,808	1.14	[c]	.01	1.14	[c]	—	1.90	[c]	21

$39.12	16.76	% [d]	$185,474	1.29%[c]		.01%	1.29%[c]		—%	.92%[c]		12%
34.43	33.20	[d]	59,472	1.31	[c]	.01	1.31	[c]	—	1.46	[c]	21

$8.42	7.32	% [d]	$139,148	.93%[c]		.05%	.93%[c]		—%	.48%[c]		216%
7.92	18.07	[d]	231,523	.98	[c]	.01	.98	[c]	—	.91	[c]	234
6.74	(20.13)		256,108	.95		—	.95		—	.60		317
8.44	(45.53)		437,201	.89		—	.89		—	.18		63
17.56	(1.58)		1,247,082	.89		—	.89		—	.10		103

$8.42	7.31	% [d]	$29	1.19%[c]		.05%	1.19%[c]		—%	.37%[c]		216%
7.92	18.07	[d]	—	—	[g]	— [g]	—	[g]	— [g]	—	[g]	234

$8.41	7.04	% [d]	$3,128	1.39%[c]		.04%	1.39%[c]		—%	.32%[c]		216%
7.92	18.02	[d]	383	1.40	[c]	.01	1.40	[c]	—	.49	[c]	234

Financial Highlights — Continued

						Less Distributions
		Income From Investment Operations
	Net Asset					Dividends	Distributions
	Value	Net		Net Realized and	Total from	from Net	from Net
	Beginning	Investment		Unrealized Gains/(Losses)	Investment	Investment	Realized	Total
Year/Period Ended	of Period	Income/(Loss)		on Investments	Operations	Income	Capital Gains[11]	Distributions
FIXED INCOME FUNDS
HARBOR HIGH-YIELD BOND FUND
Institutional Class
October 31, 2004	$11.10	$.75	[c]	$.35	$1.10	$(.82)	$—	$(.82)
October 31, 2003[10]	10.00	.56	[c]	1.03	1.59	(.49)	—	(.49)

Retirement Class
October 31, 2004	$11.10	$(.02)[c]		$1.09	$1.07	$(.79)	$—	$(.79)
October 31, 2003[10]	10.00	.47	[c]	1.10	1.57	(.47)	—	(.47)

Investor Class
October 31, 2004	$11.11	$.62	[c]	$.43	$1.05	$(.77)	$—	$(.77)
October 31, 2003[10]	10.00	.50	[c]	1.07	1.57	(.46)	—	(.46)

HARBOR BOND FUND
Institutional Class
October 31, 2004	$11.89	$.16	[c]	$.68	$.84	$(.23)	$(.26)	$(.49)
October 31, 2003	11.98	.41	[c]	.36	.77	(.60)	(.26)	(.86)
October 31, 2002	12.05	.50	[c]	.17	.67	(.47)	(.27)	(.74)
October 31, 2001	11.00	.56	[c]	1.08	1.64	(.52)	(.07)	(.59)
October 31, 2000	10.85	.57	[c]	.15	.72	(.57)	—	(.57)

Retirement Class
October 31, 2004	$11.89	$.32	[c]	$.49	$.81	$(.20)	$(.26)	$(.46)
October 31, 2003[1]	11.98	.55	[c]	.19	.74	(.57)	(.26)	(.83)

HARBOR SHORT DURATION FUND
Institutional Class
October 31, 2004	$8.57	$.26	[c]	$(.14)	$.12	$(.28)	$—	$(.28)
October 31, 2003	8.69	.24	[c]	(.10)	.14	(.26)	—	(.26)
October 31, 2002	8.69	.30	[c]	.01	.31	(.31)	—	(.31)
October 31, 2001	8.51	.45	[c]	.19	.64	(.46)	—	(.46)
October 31, 2000	8.56	.55	[c]	(.04)	.51	(.56)	—	(.56)

Retirement Class
October 31, 2004	$8.57	$9.80	[c]	$(9.69)	$.11	$(.27)	$—	$(.27)
October 31, 2003[1]	8.69	(9.26)[c]		9.39	.13	(.25)	—	(.25)

HARBOR MONEY MARKET FUND

Institutional Class
October 31, 2004	$1.00	$—		$—	$—	$—	$—	$—
October 31, 2003	1.00	—		—	—	—	—	—
October 31, 2002	1.00	.02	[c]	—	.02	(.02)	—	(.02)
October 31, 2001	1.00	.05	[c]	—	.05	(.05)	—	(.05)
October 31, 2000	1.00	.06	[c]	—	.06	(.06)	—	(.06)

Retirement Class
October 31, 2004	$1.00	$—		$—	$—	$—	$—	$—
October 31, 2003[1]	1.00	—		—	—	—	—	—

1	Commenced operations on November 1, 2002.
2	Commenced operations on November 1, 2000.
3	After the close of business on October 31, 2002, the former Harbor Small Cap Growth Fund was merged with and into Harbor Growth Fund. The accounting survivor of the merger is the Harbor Small Cap Growth Fund. Effective November 1, 2002, Harbor Growth Fund changed its name to “Harbor Small Cap Growth Fund.”
4	Effective September 20, 2001, Harbor Value Fund changed its name to Harbor Large Cap Value Fund and appointed Armstrong Shaw Associates Inc. as its Subadviser.
5	Effective September 30, 2004, Harbor Mid Cap Value Fund appointed LSV Asset Management as its Subadviser.
6	For the period March 1, 2002 (inception) through October 31, 2002.
7	For the period December 14, 2001 (inception) through October 31, 2002.
8	After the close of business on October 31, 2002, Harbor International Fund II was merged with and into Harbor International Fund.
9	Effective March 1, 2004, Harbor International Growth Fund appointed Marsico Capital Management, LLC as its Subadviser.
10	For the period December 1, 2002 (inception) through October 31, 2003.
11	Includes both short-term and long-term capital gains.
12	Credit balance arrangements had no impact on expense ratios.
a	Annualized.
b	Unannualized.
c	Reflects the Adviser’s waiver, if any, of a portion of its management fees and/or other operating expenses.
d	The total returns would have been lower had certain expenses not been waived during the periods shown.
e	Dividend expense from investments sold short.
f	Interest expense for swap agreements.
g	Assets in this class were too small to incur any income or expense.
h	Interest expense for reverse repurchase agreements.

							Ratio of
				Ratio of		Ratio of	Operating		Ratio of	Ratio of
Net Asset				Operating		Operating Expenses	Expenses Net of		Interest/Dividend	Net Investment
Value			Net Assets	Expenses		Not Imposed	All Offsets to		Expense	Income/(Loss)
End	Total		End of Period	to Average		to Average	Average		to Average	to Average		Portfolio
of Period	Return		(000s)	Net Assets (%)[12]		Net Assets (%)	Net Assets (%)		Net Assets (%)	Net Assets (%)		Turnover (%)

$11.38	10.93	% [d]	$66,715	.85%[c]		.09%	.85%[c]		—%	6.85%[c]		109%
11.10	16.16	[b,d]	57,727	.93	[a,c]	.47 [a]	.93	[a,c]	—	6.63	[a,c]	82 [b]

$11.38	10.49	% [d]	$1	1.01%[c]		.15%	1.01%[c]		—%	7.00%[c]		109%
11.10	16.12	[b,d]	7	1.08	[a,c]	.47 [a]	1.08	[a,c]	—	7.00	[a,c]	82 [b]

$11.39	10.41	% [d]	$3,586	1.27%[c]		.09%	1.27%[c]		—%	6.37%[c]		109%
11.11	15.93	[b,d]	2,215	1.29	[a,c]	.47 [a]	1.29	[a,c]	—	6.73	[a,c]	82 [b]

$12.24	6.59	% [d]	$1,546,602	.57%[c]		.03%	.57%[c]		—%	2.21%[c]		311%
11.89	6.57	[d]	1,528,285	.58	[c]	.06	.58	[c]	—	3.43	[c]	221
11.98	5.87	[d]	1,369,931	.58	[c]	.08	.58	[c]	—	4.37	[c]	293
12.05	15.35	[d]	1,036,552	.56	[c]	.22	.56	[c]	—	5.50	[c]	531
11.00	6.95	[d]	717,255	.60	[c]	.21	.60	[c]	—	6.16	[c]	494

$12.24	6.33	% [d]	$18,205	.81%[c]		.04%	.81%[c]		—%	1.94%[c]		311%
11.89	6.40	[d]	10,463	.83	[c]	.06	.83	[c]	—	2.67	[c]	221

$8.41	1.43	% [d]	$93,910	.31%[c]		.14%	.31%[c]		.01%[h]	2.65%[c]		324%
8.57	1.70	[d]	109,411	.36	[c]	.11	.36	[c]	—	2.85	[c]	333
8.69	3.67	[d]	153,074	.31	[c]	.13	.31	[c]	—	3.44	[c]	154
8.69	7.73	[d]	125,959	.28	[c]	.20	.27	[c]	—	5.35	[c]	246
8.51	6.21	[d]	125,032	.29	[c]	.20	.28	[c]	—	6.00	[c]	478

$8.41	1.24	% [d]	$1,446	.55%[c]		.15%	.55%[c]		—%	2.48%[c]		324%
8.57	1.39	[d]	—	.59	[c]	.11	.59	[c]	—	2.70	[c]	333

$1.00	.94	% [d]	$117,561	.29%[c]		.16%	.29%[c]		—%	.94%[c]		N/A
1.00	.88	[d]	126,347	.36	[c]	.13	.36	[c]	—	.89	[c]	N/A
1.00	1.59	[d]	156,446	.36	[c]	.12	.36	[c]	—	1.58	[c]	N/A
1.00	4.83	[d]	168,834	.38	[c]	.12	.38	[c]	—	4.60	[c]	N/A
1.00	5.99	[d]	105,893	.48	[c]	.12	.47	[c]	—	5.88	[c]	N/A

$1.00	.60	% [d]	$3,362	.53%[c]		.17%	.53%[c]		—%	.74%[c]		N/A
1.00	—		—	—	[9]	— [9]	—	[9]	— [9]	—	[9]	N/A

Harbor Fund Details

Harbor Fund

Ticker Symbols
and CUSIP Numbers
Share prices are available on our web site at www.harborfund.com or by calling 1-800-422-1050 after 7:00 p.m. eastern time.

	FUND
FUND	NUMBER	TICKER SYMBOL	CUSIP NUMBER

DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund
Institutional Class	012	HACAX	411511504
Retirement Class	212	HRCAX	411511827
Investor Class	412	HCAIX	411511819
Harbor Mid Cap Growth Fund
Institutional Class	019	HAMGX	411511876
Retirement Class	219	HRMGX	411511793
Investor Class	419	HIMGX	411511785
Harbor Small Cap Growth Fund
Institutional Class	010	HASGX	411511868
Retirement Class	210	HRSGX	411511769
Investor Class	410	HISGX	411511777
Harbor Large Cap Value Fund
Institutional Class	013	HAVLX	411511603
Retirement Class	213	HRLVX	411511751
Investor Class	413	HILVX	411511744
Harbor Mid Cap Value Fund
Institutional Class	023	HAMVX	411511835
Retirement Class	223	HRMVX	411511728
Investor Class	423	HIMVX	411511736
Harbor Small Cap Value Fund
Institutional Class	022	HASCX	411511843
Retirement Class	222	HSVRX	411511710
Investor Class	422	HISVX	411511694
INTERNATIONAL EQUITY FUNDS
Harbor International Fund
Institutional Class	011	HAINX	411511306
Retirement Class	211	HRINX	411511652
Investor Class	411	HIINX	411511645
Harbor International Growth Fund
Institutional Class	017	HAIGX	411511801
Retirement Class	217	HRIGX	411511637
Investor Class	417	HIIGX	411511629
FIXED INCOME FUNDS
Harbor High-Yield Bond Fund
Institutional Class	024	HYFAX	411511553
Retirement Class	224	HYFRX	411511546
Investor Class	424	HYFIX	411511538
Harbor Bond Fund
Institutional Class	014	HABDX	411511108
Retirement Class	214	HRBDX	411511686
Harbor Short Duration Fund
Institutional Class	016	HASDX	411511702
Retirement Class	216	HRSDX	411511678
Harbor Money Market Fund
Institutional Class	015	HARXX	411511405
Retirement Class	215	HRMXX	411511660

Updates Available

For updates on the Harbor funds following the end of each calendar quarter, please visit our web site at www.harborfund.com.

Harbor’s Privacy Statement

We recommend that you read and retain this notice for your personal files

The following privacy statement is issued by Harbor Fund and each series of Harbor Fund and its affiliates, Harbor Capital Advisors. Inc., Harbor Transfer, Inc. and HCA Securities, Inc.

These measures reflect our commitment to maintaining the privacy of your confidential information. We appreciate the confidence you have shown by entrusting us with your assets.

Personal Information

It is our policy to respect the privacy of current and former shareholders and to protect personal information entrusted to us. We do not sell your personal information to anyone.

In the course of providing products and services, we collect non-public personal information about you from the following sources: applications, forms, our web site (including any information captured through our use of “cookies”) and transactions with us, our affiliates or other parties.

The non-public personal information collected may include name, address, e-mail address, telephone/ fax numbers, account number, social security or taxpayer identification number, investment activity, and bank account information.

When you visit our web site, we may collect technical and navigational information, such as computer browser type, Internet protocol address, pages visited and average time spent on our web site. We may use this information to alert you to software compatibility issues, or to improve our web design and functionality. We use “cookies” and similar files that may be placed on your hard drive for security purposes, to facilitate site navigation and to personalize the appearance of our site.

Information Sharing

We occasionally disclose non-public personal information about our current or former shareholders with affiliated and non-affiliated parties, as permitted by law or regulation. In the normal course of servicing our shareholders, information we collect may be shared with non-affiliated companies that perform support services on our behalf or to other firms that assist us in providing you with products and services, such as custodians, transfer agents, broker-dealers and marketing service firms as well as with other financial institutions. These companies may not use the information for any other purpose. We may also share information with affiliates that are engaged in a variety of financial services in order to better service your account(s).

When information is shared with third parties, they are not permitted to use the information for any purpose other than to assist our servicing of your account(s) or as permitted by law.

If you close your account(s) or if we lose contact with you, we will continue to share information in accordance with our current privacy policy and practices.

Access to Information

Access to non-public personal information is limited to employees, agents or other parties who need to know that information to perform their jobs, such as servicing your account(s), resolving problems or informing you of new products or services.

Security

We maintain physical, electronic and procedural safeguards to protect your non-public personal information.

For customers accessing information through our web site, various forms of Internet security such as data encryption firewall barriers, user names and passwords, and other tools are used. For additional information regarding our security measures, visit the terms and conditions of use on our web site at www.harborfund.com.

(not part of the prospectus)

For More Information About Harbor Fund

For More Information About Harbor Fund, these Documents are Available

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds’ investments is available in the Harbor Fund annual and semi-annual reports to shareholders. The Harbor Fund annual report contains a discussion of the market conditions and investment strategies that significantly affected each fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.

Free copies of the annual and semi-annual reports, the SAI, and other information and answers to questions about the funds are available for download at www.harborfund.com, by sending an e-mail request to literature@harborfund.com or by contacting the shareholder servicing agent at:

Harbor Transfer, Inc.

P.O. Box 10048
Toledo, OH 43699-0048
1-800-422-1050

Investors can review the Harbor Fund reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

-	For a fee, by writing to the Public Reference Room of the Commission Washington, D.C. 20549-0102

-	For a fee, by sending an e-mail or electronic request to the Public Reference Room of the Commission at publicinfo@sec.gov.

-	Free from the Commission’s web site at http://www.sec.gov.

This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the funds are registered for sale.

Investment Company Act File No. 811-4676

TRUSTEES AND OFFICERS

David G. Van Hooser	Chairman, President and Trustee
Howard P. Colhoun	Trustee
John P. Gould	Trustee
Rodger F. Smith	Trustee
Charles F. McCain	Chief Compliance Officer
Constance L. Souders	Vice President and Treasurer
Karen B. Wasil	Secretary

INVESTMENT ADVISER

Harbor Capital Advisors, Inc.
One SeaGate
Toledo, OH 43666

DISTRIBUTOR AND PRINCIPAL UNDERWRITER

HCA Securities, Inc.
One SeaGate
Toledo, OH 43666
419-249-2900

SHAREHOLDER SERVICING AGENT

Harbor Transfer, Inc.
P.O. Box 10048
Toledo, OH 43699-0048
1-800-422-1050

CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109

One SeaGate

Toledo, Ohio 43666
1-800-422-1050
www.harborfund.com

10/2005/180,000